UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


[LOGO OF USAA]
    USAA(R)





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE STRATEGY FUND
AUGUST 31, 2009






                                                                      (Form N-Q)

48047-1009                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA CORNERSTONE STRATEGY FUND
August 31, 2009 (unaudited)


                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               U.S. EQUITY SECURITIES (37.8%)

               COMMON STOCKS (34.1%)

               CONSUMER DISCRETIONARY (4.5%)
               -----------------------------
               ADVERTISING (0.0%)
         1,400 Clear Channel Outdoor Holdings, Inc. "A" *                                   $          10
        12,656 Harte Hanks, Inc.                                                                      165
         1,800 Interpublic Group of Companies, Inc. *                                                  11
        29,200 National Cinemedia, Inc.                                                               438
           600 Omnicom Group, Inc.                                                                     22
                                                                                          ---------------
                                                                                                      646
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
         2,700 American Apparel, Inc. *                                                                10
         6,600 Carter's, Inc. *                                                                       166
         1,200 Cherokee, Inc.                                                                          25
        74,300 Coach, Inc.                                                                          2,102
           474 Columbia Sportswear Co.                                                                 19
        10,693 Fossil, Inc. *                                                                         271
           800 Fuqi International, Inc. *                                                              21
         1,000 G-III Apparel Group, Ltd. *                                                             15
        37,800 Jones Apparel Group, Inc.                                                              589
         7,800 Liz Claiborne, Inc. (a)                                                                 33
         1,471 Maidenform Brands, Inc. *                                                               24
           800 Movado Group, Inc.                                                                      10
         1,000 Oxford Inds, Inc.                                                                       14
           500 Phillips-Van Heusen Corp.                                                               19
           300 Polo Ralph Lauren Corp.                                                                 20
         2,985 Quiksilver, Inc. *                                                                       8
           300 True Religion Apparel, Inc. *                                                            7
         1,600 Volcom, Inc. *                                                                          23
        26,400 Warnaco Group, Inc. *                                                                1,004
                                                                                          ---------------
                                                                                                    4,380
                                                                                          ---------------
               APPAREL RETAIL (0.6%)
        34,400 Aeropostale, Inc. *                                                                  1,347
         1,000 Bebe Stores, Inc.                                                                        7
         3,400 Buckle, Inc.                                                                            90
         1,700 Charlotte Russe Holding, Inc. *                                                         29
         9,700 Charming Shoppes, Inc. *                                                                51
         2,900 Christopher & Banks Corp.                                                               20
         1,200 Citi Trends, Inc. *                                                                     27
         4,700 Coldwater Creek, Inc. *                                                                 35
         2,200 Collective Brands, Inc. *                                                               35
        14,500 Dress Barn, Inc. *                                                                     235
         1,000 DSW, Inc. "A" *                                                                         15
         3,600 Finish Line, Inc. "A"                                                                   30
         7,100 Foot Locker, Inc.                                                                       76
       112,300 Gap, Inc.                                                                            2,207
         1,500 Genesco, Inc. *                                                                         33
           300 Guess?, Inc.                                                                            10

================================================================================
1  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,400 Gymboree Corp. *                                                             $         107
        12,500 Hot Topic, Inc. *                                                                       87
         8,900 J. Crew Group, Inc. *                                                                  303
         1,100 Jos. A. Bank Clothiers, Inc. *                                                          48
         1,100 Limited Brands, Inc.                                                                    16
         1,300 Men's Wearhouse, Inc.                                                                   34
         2,100 New York & Co., Inc. *                                                                  10
         5,700 Pacific Sunwear of California, Inc. *                                                   25
        68,308 Ross Stores, Inc. (b)                                                                3,186
           500 Shoe Carnival, Inc. *                                                                    8
         3,200 Stage Stores, Inc.                                                                      43
         2,000 Stein Mart, Inc. *                                                                      25
         2,145 Talbots, Inc.                                                                           13
        87,200 TJX Companies, Inc.                                                                  3,135
         7,900 Wet Seal, Inc. "A" *                                                                    28
         1,600 Zumiez, Inc. *                                                                          20
                                                                                          ---------------
                                                                                                   11,335
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
         1,800 Amerigon, Inc. *                                                                        11
         2,300 ArvinMeritor, Inc.                                                                      17
         8,200 Dana Holding Corp. *                                                                    43
           664 Dorman Products, Inc. *                                                                  9
         4,485 Exide Technologies *                                                                    32
           800 Federal-Mogul Corp. *                                                                   10
         4,800 Gentex Corp.                                                                            70
        11,100 Johnson Controls, Inc.                                                                 275
         2,800 Modine Manufacturing Co.                                                                24
        10,300 Quantum Fuel Systems Technologies Worldwide, Inc. *                                      8
           600 Spartan Motors, Inc.                                                                     3
         1,200 Standard Motor Products, Inc.                                                           15
         5,800 Superior Industries International, Inc.                                                 82
         4,100 Tenneco, Inc. *                                                                         64
           600 TRW Automotive Holdings Corp. *                                                         11
        26,350 WABCO Holdings, Inc.                                                                   503
         1,200 Wonder Auto Technology, Inc. *                                                          11
                                                                                          ---------------
                                                                                                    1,188
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.0%)
        36,100 Ford Motor Co. *                                                                       274
         1,100 Thor Industries, Inc.                                                                   29
         2,300 Winnebago Industries, Inc. *                                                            28
                                                                                          ---------------
                                                                                                      331
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.2%)
        26,000 Advance Auto Parts, Inc.                                                             1,100
           800 Americas Car Mart, Inc. *                                                               16
         2,200 Asbury Automotive Group, Inc. *                                                         28
        61,400 AutoNation, Inc. *                                                                   1,165
        16,900 Group 1 Automotive, Inc.                                                               476
         1,400 Midas, Inc. *                                                                           13
           400 Monro Muffler Brake, Inc.                                                               10
        39,200 Penske Automotive Group, Inc.                                                          693
         4,000 Pep Boys - Manny, Moe & Jack                                                            36
         2,300 Sonic Automotive, Inc. "A"                                                              30
                                                                                          ---------------
                                                                                                    3,567
                                                                                          ---------------
               BROADCASTING (0.0%)
         7,300 Belo Corp. "A"                                                                          25
         1,500 DG FastChannel, Inc. *                                                                  26
           400 Fisher Communications, Inc. *                                                            8
                                                                                          ---------------
                                                                                                       59
                                                                                          ---------------
               CABLE & SATELLITE (0.4%)
        18,300 Cablevision Systems Corp. "A"                                                          409

================================================================================
                                                  Portfolio of Investments  |  2

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
       255,900 Comcast Corp. "A"                                                            $       3,920
       100,160 DISH Network Corp. "A" *                                                             1,634
         1,300 Knology, Inc. *                                                                          9
         1,400 Liberty Global, Inc. "A" *                                                              31
         3,500 Mediacom Communications Corp. "A" *                                                     18
         2,000 Outdoor Channel Holdings, Inc. *                                                        13
         2,000 Scripps Networks Interactive "A"                                                        65
         1,680 Sirius Satellite Radio, Inc. *                                                           1
         7,600 Virgin Media, Inc.                                                                      87
                                                                                          ---------------
                                                                                                    6,187
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
         7,100 Ameristar Casinos, Inc.                                                                118
         2,400 Churchill Downs, Inc.                                                                   91
           500 Isle Capri Casinos, Inc. *                                                               5
         3,300 Shuffle Master, Inc. *                                                                  25
        18,900 WMS Industries, Inc. *                                                                 800
                                                                                          ---------------
                                                                                                    1,039
                                                                                          ---------------
               CATALOG RETAIL (0.0%)
         3,500 HSN, Inc. *                                                                             37
        11,400 Liberty Media Corp. Interactive "A" *                                                  109
         1,500 School Specialty, Inc. *                                                                34
                                                                                          ---------------
                                                                                                      180
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.1%)
           800 Conn's, Inc. *                                                                           9
        11,200 GameStop Corp. "A" *                                                                   267
        15,100 hhgregg, Inc. *                                                                        261
        32,600 RadioShack Corp.                                                                       493
        50,500 Rent-A-Center, Inc. *                                                                  996
           900 Rex Stores Corp. *                                                                       9
                                                                                          ---------------
                                                                                                    2,035
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.0%)
         3,100 Garmin Ltd.                                                                            102
           800 Universal Electronics, Inc. *                                                           15
                                                                                          ---------------
                                                                                                      117
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
         4,300 J.C. Penney Co., Inc.                                                                  129
        28,000 Kohl's Corp. *                                                                       1,444
           400 Nordstrom, Inc.                                                                         11
        25,500 Saks, Inc. *(a)                                                                        156
           300 Sears Holdings Corp. *                                                                  19
                                                                                          ---------------
                                                                                                    1,759
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
         1,000 Audiovox Corp. "A" *                                                                     7
           800 Core-Mark Holding Co., Inc. *                                                           23
           500 LKQ Corp. *                                                                              9
                                                                                          ---------------
                                                                                                       39
                                                                                          ---------------
               EDUCATION SERVICES (0.4%)
        30,700 Apollo Group, Inc. "A" *                                                             1,990
         1,100 Bridgepoint Education, Inc. *                                                           20
        14,700 Career Education Corp. *                                                               349
       156,800 Corinthian Colleges, Inc. *                                                          3,006
         1,200 Grand Canyon Education, Inc. *                                                          21
         7,800 ITT Educational Services, Inc. *                                                       819
           800 Learning Tree International, Inc. *                                                      9
           400 Lincoln Educational Services Corp. *                                                     9
           100 Strayer Education, Inc.                                                                 21
         1,600 Universal Technical Institute, Inc. *                                                   32
                                                                                          ---------------
                                                                                                    6,276
                                                                                          ---------------

================================================================================
3  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               FOOTWEAR (0.0%)
         3,400 Brown Shoe Co., Inc.                                                         $          26
         7,300 Crocs, Inc. *                                                                           46
           600 K-Swiss, Inc. "A"                                                                        6
         6,300 Skechers U.S.A., Inc. "A" *                                                            112
         2,700 Steven Madden Ltd. *                                                                    87
        12,500 Timberland Co. "A" *                                                                   162
           400 Weyco Group, Inc.                                                                        9
                                                                                          ---------------
                                                                                                      448
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.6%)
        28,104 99 Cents Only Stores *                                                                 381
        35,900 Big Lots, Inc. *                                                                       912
        54,700 Dollar Tree, Inc. *                                                                  2,732
        81,400 Family Dollar Stores, Inc.                                                           2,465
        11,700 Fred's, Inc. "A"                                                                       153
        76,100 Target Corp.                                                                         3,577
         2,300 Tuesday Morning Corp. *                                                                 10
                                                                                          ---------------
                                                                                                   10,230
                                                                                          ---------------
               HOME FURNISHINGS (0.1%)
         3,400 Furniture Brands International, Inc. *                                                  19
        22,600 La-Z-Boy, Inc.                                                                         192
        55,200 Leggett & Platt, Inc.                                                                1,007
        50,200 Tempur-Pedic International, Inc. *                                                     743
                                                                                          ---------------
                                                                                                    1,961
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
        87,100 Home Depot, Inc.                                                                     2,377
         1,200 Lumber Liquidators, Inc. *                                                              26
                                                                                          ---------------
                                                                                                    2,403
                                                                                          ---------------
               HOMEBUILDING (0.0%)
         1,100 Cavco Industries, Inc. *                                                                36
         4,300 Hovnanian Enterprises, Inc. "A" *                                                       23
         1,500 M/I Homes, Inc. *                                                                       24
           500 Skyline Corp.                                                                           12
         8,400 Standard Pacific Corp. *                                                                30
                                                                                          ---------------
                                                                                                      125
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
         8,000 Aaron's, Inc.                                                                          209
         1,500 Haverty Furniture Companies, Inc. *                                                     17
         3,800 Pier 1 Imports, Inc. *                                                                  10
                                                                                          ---------------
                                                                                                      236
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         1,150 Ambassadors Group, Inc.                                                                 18
         1,300 Gaylord Entertainment Co. *                                                             26
         3,100 Interval Leisure Group, Inc. *                                                          33
         1,100 Marcus Corp.                                                                            14
         3,400 Royal Caribbean Cruises Ltd. *                                                          65
                                                                                          ---------------
                                                                                                      156
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.0%)
         2,700 Helen of Troy Ltd. *                                                                    58
         1,033 iRobot Corp. *                                                                          12
           372 Whirlpool Corp.                                                                         24
                                                                                          ---------------
                                                                                                       94
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.0%)
        20,700 American Greetings Corp. "A"                                                           287
         4,135 Jarden Corp. *                                                                         101
        15,700 Newell Rubbermaid, Inc.                                                                219

================================================================================
                                                  Portfolio of Investments  |  4

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         3,700 Tupperware Brands Corp.                                                      $         137
                                                                                          ---------------
                                                                                                      744
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
         1,100 Amazon.com, Inc. *                                                                      89
         3,500 drugstore.com, Inc. *                                                                    8
        55,800 Expedia, Inc. *                                                                      1,286
        27,600 Netflix, Inc. *(a)                                                                   1,205
           600 NutriSystem, Inc.                                                                        9
         3,000 Orbitz Worldwide, Inc. *                                                                19
           640 Overstock.com, Inc. *                                                                    8
         1,900 PetMed Express, Inc.                                                                    34
         1,500 Priceline.com, Inc. *                                                                  231
         1,700 Shutterfly, Inc. *                                                                      25
         3,400 Ticketmaster Entertainment, Inc. *                                                      33
                                                                                          ---------------
                                                                                                    2,947
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
           512 Vail Resorts, Inc. *                                                                    17
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        16,800 Brunswick Corp.                                                                        156
         2,200 Callaway Golf Co.                                                                       15
           500 Hasbro, Inc.                                                                            14
        23,100 Mattel, Inc.                                                                           416
         1,500 Polaris Industries, Inc.                                                                57
         1,400 Rc2 Corp. *                                                                             22
        27,300 Smith & Wesson Holding Corp. *                                                         147
         1,600 Sturm Ruger & Co., Inc.                                                                 22
                                                                                          ---------------
                                                                                                      849
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
         1,100 Ascent Media Corp. *                                                                    28
         1,900 Cinemark Holdings, Inc.                                                                 19
         4,748 CKX, Inc. *                                                                             30
        24,300 Liberty Media Corp. - Capital "A" *                                                    464
         7,700 Live Nation, Inc. *                                                                     54
        19,600 Marvel Entertainment, Inc. *                                                           948
        71,700 News Corp. "A"                                                                         769
        45,000 News Corp. "B" (a)                                                                     569
         8,500 Regal Entertainment Group "A"                                                          108
       152,900 Time Warner, Inc.                                                                    4,267
        10,700 Viacom, Inc. "A" *                                                                     281
        58,500 Walt Disney Co.                                                                      1,523
         1,200 Warner Music Group Corp. *                                                               6
                                                                                          ---------------
                                                                                                    9,066
                                                                                          ---------------
               PHOTOGRAPHIC PRODUCTS (0.0%)
        38,500 Eastman Kodak Co.                                                                      205
                                                                                          ---------------
               PUBLISHING (0.1%)
         2,300 E.W. Scripps Co. "A" *                                                                  16
        41,300 Gannett Co., Inc.                                                                      357
           994 Global Sources Ltd. *                                                                    7
         2,200 Interactive Data Corp.                                                                  51
        31,000 McGraw-Hill Companies, Inc.                                                          1,042
         7,300 Meredith Corp.                                                                         202
         8,200 Morningstar, Inc. *                                                                    363
         2,000 New York Times Co. "A"                                                                  15
        15,300 Valassis Communications, Inc. *                                                        240
           100 Value Line, Inc.                                                                         3
                                                                                          ---------------
                                                                                                    2,296
                                                                                          ---------------
               RESTAURANTS (0.4%)
         2,000 AFC Enterprises, Inc. *                                                                 17
         1,600 BJ's Restaurants, Inc. *                                                                27

================================================================================
5  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        22,500 Bob Evans Farms, Inc.                                                        $         605
         1,500 Brinker International, Inc.                                                             22
           895 Buffalo Wild Wings, Inc. *                                                              37
         1,200 California Pizza Kitchen, Inc. *                                                        17
         2,300 Cheesecake Factory *                                                                    42
         1,500 Chipotle Mexican Grill, Inc. "A" *                                                     126
         8,300 Cracker Barrel Old Country Store, Inc.                                                 236
         4,800 Krispy Kreme Doughnuts, Inc. *                                                          15
        66,950 McDonald's Corp. (b)                                                                 3,765
         1,500 O'Charley's, Inc.                                                                       12
        26,557 P.F. Chang's China Bistro, Inc. *(a)                                                   847
         3,174 Panera Bread Co. "A" *                                                                 166
         1,000 Peet's Coffee & Tea, Inc. *                                                             26
         1,200 Red Robin Gourmet Burgers, Inc. *                                                       23
         4,300 Ruby Tuesday, Inc. *                                                                    31
         2,049 Steak n Shake Co. *                                                                     21
         2,200 Wendy's/Arby's Group, Inc. "A"                                                          11
         5,200 Yum! Brands, Inc.                                                                      178
                                                                                          ---------------
                                                                                                    6,224
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
         1,200 Brinks Home Security Holdings, Inc. *                                                   38
         4,000 H&R Block, Inc.                                                                         69
        13,100 Hillenbrand, Inc.                                                                      262
           900 Jackson Hewitt Tax Service, Inc.                                                         5
           100 Matthews International Corp. "A"                                                         3
           600 Pre-Paid Legal Services, Inc. *                                                         28
        24,915 Regis Corp.                                                                            403
         1,500 Steiner Leisure Ltd. *                                                                  50
         6,800 Stewart Enterprises, Inc. "A"                                                           36
                                                                                          ---------------
                                                                                                      894
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
        17,600 Barnes & Noble, Inc. (a)                                                               364
         1,700 Big 5 Sporting Goods Corp.                                                              26
        31,500 Blockbuster, Inc. "A" *                                                                 30
         4,300 Borders Group, Inc. *                                                                   14
           600 Dick's Sporting Goods, Inc. *                                                           14
         2,100 Jo-Ann Stores, Inc. *                                                                   57
         3,500 Office Depot, Inc. *                                                                    18
        17,100 OfficeMax, Inc.                                                                        193
         9,000 PetSmart, Inc.                                                                         188
        13,330 Sally Beauty Holdings, Inc. *                                                           95
           550 Tractor Supply Co. *                                                                    26
         1,200 West Marine, Inc. *                                                                     10
         1,900 Zale Corp. *                                                                            12
                                                                                          ---------------
                                                                                                    1,047
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
        33,700 Cooper Tire & Rubber Co.                                                               481
                                                                                          ---------------
               Total Consumer Discretionary                                                        79,561
                                                                                          ---------------

               CONSUMER STAPLES (3.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
         2,200 AgFeed Industries, Inc. *(a)                                                            11
           222 Alico, Inc.                                                                              7
        43,560 Archer-Daniels-Midland Co.                                                           1,256
         3,200 Bunge Ltd.                                                                             214
           400 Corn Products International, Inc.                                                       12
         1,100 Darling International, Inc. *                                                            8
         3,300 Fresh Del Monte Produce, Inc. *                                                         75
           200 Griffin Land & Nurseries, Inc.                                                           6
                                                                                          ---------------
                                                                                                    1,589
                                                                                          ---------------

================================================================================
                                                  Portfolio of Investments  |  6

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               DISTILLERS & VINTNERS (0.0%)
         1,800 Constellation Brands, Inc. "A" *                                             $          27
                                                                                          ---------------
               DRUG RETAIL (0.4%)
       109,300 CVS Caremark Corp.                                                                   4,101
        11,500 Rite Aid Corp. *                                                                        17
       100,200 Walgreen Co.                                                                         3,395
                                                                                          ---------------
                                                                                                    7,513
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
         1,555 Andersons, Inc.                                                                         51
           647 Nash Finch Co.                                                                          18
         2,700 Sysco Corp.                                                                             69
         8,700 United Natural Foods, Inc. *                                                           235
                                                                                          ---------------
                                                                                                      373
                                                                                          ---------------
               FOOD RETAIL (0.2%)
           200 Arden Group, Inc. "A"                                                                   23
        15,900 Casey's General Stores, Inc.                                                           441
         2,800 Great Atlantic & Pacific Tea Company, Inc. *                                            19
           700 Ingles Markets, Inc. "A"                                                                11
       135,970 Kroger Co.                                                                           2,935
         2,700 Pantry, Inc. *                                                                          41
         1,800 Ruddick Corp.                                                                           48
           600 SUPERVALU, Inc.                                                                          9
         1,900 Susser Holdings Corp. *                                                                 20
         1,000 Village Super Market, Inc. "A"                                                          29
         2,490 Weis Markets, Inc.                                                                      78
           300 Whole Foods Market, Inc. *                                                               9
        27,800 Winn Dixie Stores, Inc. *                                                              383
                                                                                          ---------------
                                                                                                    4,046
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.5%)
        26,500 Central Garden & Pet Co. *                                                             322
         5,100 Central Garden & Pet Co. "A" *                                                          56
         4,100 Clorox Co.                                                                             242
        10,200 Colgate-Palmolive Co.                                                                  741
        69,100 Kimberly-Clark Corp.                                                                 4,178
        76,600 Procter & Gamble Co.                                                                 4,145
           600 WD-40 Co.                                                                               16
                                                                                          ---------------
                                                                                                    9,700
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.4%)
        31,100 BJ's Wholesale Club, Inc. *                                                          1,014
       106,074 Wal-Mart Stores, Inc. (b)                                                            5,396
                                                                                          ---------------
                                                                                                    6,410
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.6%)
           600 American Dairy, Inc. *                                                                  18
           900 B&G Foods, Inc. "A"                                                                      8
           300 Cal-Maine Foods, Inc.                                                                    9
           900 Calavo Growers, Inc.                                                                    16
        15,500 Chiquita Brands International, Inc. *                                                  239
       112,700 Dean Foods Co. *                                                                     2,044
        13,700 Del Monte Foods Co.                                                                    144
         1,300 Diamond Foods, Inc.                                                                     36
         1,300 Farmer Brothers Co.                                                                     27
        19,600 General Mills, Inc.                                                                  1,171
         5,000 Green Mountain Coffee Roasters, Inc. *                                                 301
         7,200 H.J. Heinz Co.                                                                         277
         1,500 Imperial Sugar Co.                                                                      21
         4,000 J & J Snack Foods Corp.                                                                175
       109,200 Kraft Foods, Inc. "A"                                                                3,096
         5,600 Lancaster Colony Corp.                                                                 281
         2,000 Lance, Inc.                                                                             48

================================================================================
7  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         5,298 Smart Balance, Inc. *                                                        $          34
         8,100 Smithfield Foods, Inc. *                                                                99
           500 Synutra International, Inc. *                                                            8
           500 Tootsie Roll Industries, Inc.                                                           12
           800 TreeHouse Foods, Inc. *                                                                 30
       142,100 Tyson Foods, Inc. "A"                                                                1,704
         1,600 Zhongpin, Inc. *                                                                        18
                                                                                          ---------------
                                                                                                    9,816
                                                                                          ---------------
               PERSONAL PRODUCTS (0.0%)
         1,300 Alberto-Culver Co.                                                                      34
         5,300 American Oriental Bioengineering, Inc. *                                                27
           800 China Sky One Medical, Inc. *                                                           10
           939 Elizabeth Arden, Inc. *                                                                 10
         2,600 Estee Lauder Companies, Inc. "A"                                                        93
         1,737 Herbalife Ltd.                                                                          53
           900 Mead Johnson Nutrition Co.                                                              36
         2,700 Nu Skin Enterprises, Inc. "A"                                                           46
         2,800 Prestige Brands Holdings, Inc. *                                                        21
         2,800 Revlon, Inc. "A" *                                                                      13
           300 USANA Health Sciences, Inc. *                                                            9
                                                                                          ---------------
                                                                                                      352
                                                                                          ---------------
               SOFT DRINKS (0.3%)
           300 Coca-Cola Bottling Co. Consolidated                                                     16
       209,300 Coca-Cola Enterprises, Inc.                                                          4,230
         9,900 Dr. Pepper Snapple Group, Inc. *                                                       262
         1,800 Hansen Natural Corp. *                                                                  59
           900 National Beverage Corp. *                                                                9
        28,300 Pepsi Bottling Group, Inc.                                                           1,011
           500 PepsiAmericas, Inc.                                                                     14
                                                                                          ---------------
                                                                                                    5,601
                                                                                          ---------------
               TOBACCO (0.7%)
         7,100 Alliance One International, Inc. *                                                      27
       280,315 Altria Group, Inc. (b)                                                               5,124
        59,200 Lorillard, Inc. (b)                                                                  4,308
        38,300 Philip Morris International, Inc.                                                    1,751
         9,400 Reynolds American, Inc.                                                                430
         2,600 Universal Corp.                                                                         96
           500 Vector Group Ltd.                                                                        8
                                                                                          ---------------
                                                                                                   11,744
                                                                                          ---------------
               Total Consumer Staples                                                              57,171
                                                                                          ---------------

               ENERGY (3.5%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
        29,590 Alpha Natural Resources, Inc. *                                                        956
           500 Arch Coal, Inc.                                                                          9
         4,500 CONSOL Energy, Inc.                                                                    168
         7,500 International Coal Group, Inc. *                                                        23
         7,100 James River Coal Co. *                                                                 118
           500 Massey Energy Co.                                                                       14
         1,300 Patriot Coal Corp. *                                                                    11
        10,900 USEC, Inc. *                                                                            50
                                                                                          ---------------
                                                                                                    1,349
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.9%)
       129,200 Chevron Corp. (b)                                                                    9,036
       147,000 ConocoPhillips                                                                       6,619
       145,800 Exxon Mobil Corp. (b)                                                               10,082
         1,400 Hess Corp.                                                                              71
       105,100 Marathon Oil Corp. (b)                                                               3,244
        43,645 Murphy Oil Corp.                                                                     2,488
        16,700 Occidental Petroleum Corp.                                                           1,221

================================================================================
                                                  Portfolio of Investments  |  8

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

        22,500 SandRidge Energy, Inc. *                                                     $         275
                                                                                          ---------------
                                                                                                   33,036
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
        10,400 ENSCO International, Inc. (b)                                                          384
         7,600 Hercules Offshore, Inc. *                                                               35
       100,300 Noble Corp. (b)                                                                      3,514
        10,800 Parker Drilling Co. *                                                                   49
         3,928 Pioneer Drilling Co. *                                                                  22
        12,700 Rowan Companies, Inc.                                                                  263
        25,600 Transocean Ltd. *                                                                    1,941
                                                                                          ---------------
                                                                                                    6,208
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
         4,800 Allis-Chalmers Energy, Inc. *                                                           16
         1,000 Cal Dive International, Inc. *                                                          10
         1,305 CARBO Ceramics, Inc.                                                                    56
           600 Dawson Geophysical Co. *                                                                15
        88,400 Dresser-Rand Group, Inc. *(b)                                                        2,626
         2,000 Exterran Holdings, Inc. *                                                               36
         2,100 FMC Technologies, Inc. *                                                               100
        79,210 Global Industries Ltd. *                                                               753
         1,000 Gulf Island Fabrication, Inc.                                                           15
         2,000 Helix Energy Solutions Group, Inc. *                                                    23
         7,400 ION Geophysical Corp. *                                                                 19
        10,000 Key Energy Services, Inc. *                                                             72
         2,100 Matrix Service Co. *                                                                    23
        47,000 National-Oilwell Varco, Inc. *                                                       1,708
         1,300 Natural Gas Services Group, Inc. *                                                      19
         2,100 Newpark Resources, Inc. *                                                                6
        23,000 Oceaneering International, Inc. *                                                    1,200
         1,000 Oil States International, Inc. *                                                        29
           700 OYO Geospace Corp. *                                                                    14
           845 PHI, Inc. *                                                                             18
        14,700 RPC, Inc.                                                                              134
        34,500 Schlumberger Ltd.                                                                    1,939
         5,305 Seacor Holdings, Inc. *                                                                404
         6,700 Tidewater, Inc.                                                                        289
         8,700 Willbros Group, Inc. *                                                                 108
                                                                                          ---------------
                                                                                                    9,632
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        40,800 Apache Corp.                                                                         3,466
           700 Apco Oil and Gas International, Inc.                                                    15
         1,200 Atlas America, Inc.                                                                     27
        12,700 Berry Petroleum Co. "A"                                                                287
         2,005 Bill Barrett Corp. *                                                                    59
         6,500 BPZ Resources, Inc. *                                                                   39
         6,800 Brigham Exploration Co. *                                                               44
           600 Carrizo Oil & Gas, Inc. *                                                               12
         3,700 Chesapeake Energy Corp.                                                                 84
         1,200 Clayton Williams Energy, Inc. *                                                         24
         1,000 Comstock Resources, Inc. *                                                              35
           400 Contango Oil & Gas Co. *                                                                18
        46,900 Devon Energy Corp.                                                                   2,879
         4,900 EOG Resources, Inc.                                                                    353
         3,700 FX Energy, Inc. *                                                                       13
           400 Goodrich Petroleum Corp. *                                                              10
        18,100 Gran Tierra Energy, Inc. *                                                              72
         2,000 Gulfport Energy Corp. *                                                                 15
         2,700 Harvest Natural Resources, Inc. *                                                       14
         3,400 McMoRan Exploration Co. *                                                               28
        15,500 Newfield Exploration Co. *                                                             600
         2,300 Northern Oil and Gas, Inc. *                                                            15
        25,600 Oilsands Quest, Inc. *                                                                  22

================================================================================
9  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
           900 Panhandle Oil & Gas, Inc. "A"                                                $          22
        16,100 Penn Virginia Corp.                                                                    308
         3,900 PetroQuest Energy, Inc. *                                                               16
         5,500 Pioneer Natural Resources Co.                                                          159
           600 Quicksilver Resources, Inc. *                                                            6
         4,490 Rex Energy Corp. *                                                                      27
         1,600 Southwestern Energy Co. *                                                               59
         4,800 VAALCO Energy, Inc.                                                                     23
        31,700 W&T Offshore, Inc.                                                                     313
         1,400 XTO Energy, Inc.                                                                        54
                                                                                          ---------------
                                                                                                    9,118
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
         2,400 Clean Energy Fuels Corp. *                                                              30
           100 Frontier Oil Corp.                                                                       1
           800 Tesoro Corp.                                                                            11
           800 Valero Energy Corp.                                                                     15
                                                                                          ---------------
                                                                                                       57
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        12,557 Atlas Pipeline Partners LP                                                              74
         4,600 Cheniere Energy, Inc. *                                                                 13
         3,900 Crosstex Energy, Inc.                                                                   15
         2,713 Golar LNG Ltd.                                                                          27
         1,400 Knightsbridge Tankers Ltd.                                                              18
           300 Overseas Shipholding Group, Inc.                                                        10
           500 Southern Union Co.                                                                      10
         1,100 Teekay Corp.                                                                            20
       125,900 Williams Companies, Inc.                                                             2,070
                                                                                          ---------------
                                                                                                    2,257
                                                                                          ---------------
               Total Energy                                                                        61,657
                                                                                          ---------------

               FINANCIALS (4.5%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
        14,500 Allied Capital Corp.                                                                    43
        17,535 American Capital Ltd. (a)                                                               43
           400 Ameriprise Financial, Inc.                                                              12
        11,735 Apollo Investment Corp.                                                                109
         7,994 Ares Capital Corp.                                                                      74
        64,800 Bank of New York Mellon Corp.                                                        1,919
           500 BlackRock, Inc. "A"                                                                    100
        26,200 Blackstone Group LP (a)                                                                338
         1,600 Calamos Asset Management, Inc. "A"                                                      18
           300 Capital Southwest Corp.                                                                 23
           200 Diamond Hill Investment Group, Inc. *                                                   10
           700 Epoch Holding Corp.                                                                      6
         1,800 Federated Investors, Inc. "B"                                                           47
           500 GAMCO Investors, Inc. "A"                                                               23
         1,200 Gladstone Capital Corp.                                                                  9
         5,000 GLG Partners, Inc.                                                                      20
         1,100 Harris & Harris Group, Inc. *                                                            6
         2,948 Hercules Technology Growth Capital, Inc.                                                27
         5,400 MCG Capital Corp. *                                                                     16
         1,700 MVC Capital, Inc.                                                                       16
         1,200 NGP Capital Resources Co.                                                                8
         1,000 PennantPark Investment Corp.                                                             8
         1,700 Penson Worldwide, Inc. *                                                                17
         3,500 Prospect Capital Corp.                                                                  36
           500 RiskMetrics Group, Inc. *                                                                8
        88,960 State Street Corp.                                                                   4,669
            19 Teton Advisors, Inc., acquired 03/24/2009; cost: $0(c),(d)                              --
         1,000 U.S. Global Investors, Inc. "A"                                                         11
           475 Virtus Investments Partners, Inc. *                                                      7

================================================================================
                                                 Portfolio of Investments  |  10

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        32,200 Waddell & Reed Financial, Inc. "A"                                           $         854
           600 Westwood Holdings Group, Inc.                                                           23
                                                                                          ---------------
                                                                                                    8,500
                                                                                          ---------------
               CONSUMER FINANCE (0.3%)
         3,900 Advance America, Cash Advance Centers, Inc.                                             22
       153,100 American Express Co.                                                                 5,178
         1,600 Capital One Financial Corp.                                                             60
           480 Cardtronics, Inc. *                                                                      4
           300 Credit Acceptance Corp. *                                                                9
         1,900 Dollar Financial Corp. *                                                                33
         1,300 First Cash Financial Services, Inc. *                                                   24
         4,300 SLM Corp. *                                                                             38
         1,300 World Acceptance Corp. *                                                                34
                                                                                          ---------------
                                                                                                    5,402
                                                                                          ---------------
               DIVERSIFIED BANKS (0.4%)
           800 Encore Bancshares, Inc. *                                                                7
        50,400 U.S. Bancorp                                                                         1,140
       239,700 Wells Fargo & Co.                                                                    6,596
                                                                                          ---------------
                                                                                                    7,743
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
        18,600 Aon Corp.                                                                              776
        42,613 Arthur J. Gallagher & Co.                                                            1,013
           800 eHealth, Inc. *                                                                         15
                                                                                          ---------------
                                                                                                    1,804
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.9%)
         3,800 BGC Partners, Inc. "A"                                                                  17
         3,900 Broadpoint Gleacher Security Group, Inc. *                                              29
         7,300 Charles Schwab Corp.                                                                   132
         1,300 Duff & Phelps Corp. "A"                                                                 22
           858 Evercore Partners, Inc. "A"                                                             22
         1,500 FBR Capital Markets Corp. *                                                              8
         2,100 FCStone Group, Inc. *                                                                   10
        47,900 Goldman Sachs Group, Inc.                                                            7,926
        16,100 Investment Technology Group, Inc. *                                                    397
           300 Jefferies Group, Inc. *                                                                  7
         4,535 KBW, Inc. *                                                                            130
           800 Knight Capital Group, Inc. "A" *                                                        16
         4,700 LaBranche & Co., Inc. *                                                                 18
       207,700 Morgan Stanley                                                                       6,015
         1,800 Piper Jaffray Co., Inc. *                                                               91
         2,300 Raymond James Financial, Inc.                                                           52
         1,100 Sanders Morris Harris Group, Inc.                                                        6
         1,000 Stifel Financial Corp. *                                                                56
         2,000 SWS Group, Inc.                                                                         29
        81,200 TD Ameritrade Holding Corp. *                                                        1,562
         1,100 Thomas Weisel Partners Group, Inc. *                                                     5
         1,900 TradeStation Group, Inc. *                                                              14
                                                                                          ---------------
                                                                                                   16,564
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.9%)
       116,285 AFLAC, Inc.                                                                          4,723
         2,500 American Equity Investment Life Insurance Co.                                           20
         2,344 Citizens, Inc. *                                                                        16
        15,300 Conseco, Inc. *                                                                         66
           900 Delphi Financial Group, Inc. "A"                                                        21
           200 Kansas City Life Insurance Co.                                                           7
           700 Lincoln National Corp.                                                                  18
        80,000 MetLife, Inc.                                                                        3,021
           200 National Western Life Insurance Co. "A"                                                 33
         9,400 Phoenix Companies, Inc. *                                                               28
         1,314 Presidential Life Corp.                                                                 13

================================================================================
11 |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,500 Principal Financial Group, Inc.                                              $          71
         6,400 Protective Life Corp.                                                                  138
        71,900 Prudential Financial, Inc.                                                           3,637
        10,605 StanCorp Financial Group, Inc.                                                         401
        31,400 Torchmark Corp.                                                                      1,338
        90,100 Unum Group                                                                           2,030
                                                                                          ---------------
                                                                                                   15,581
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.1%)
           500 American Financial Group, Inc.                                                          13
         1,895 American International Group, Inc. *(a)                                                 86
         2,200 American National Insurance Co.                                                        190
           500 Assurant, Inc.                                                                          15
           100 Genworth Financial, Inc. "A"                                                             1
           900 Hartford Financial Services Group, Inc.                                                 21
        33,100 HCC Insurance Holdings, Inc.                                                           875
         3,300 Horace Mann Educators Corp.                                                             41
         1,000 Loews Corp.                                                                             34
        10,300 Unitrin, Inc.                                                                          195
                                                                                          ---------------
                                                                                                    1,471
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
         3,000 Compass Diversified Holdings                                                            30
         3,000 PICO Holdings, Inc. *                                                                  100
                                                                                          ---------------
                                                                                                      130
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
       113,300 Bank of America Corp.                                                                1,993
       167,000 Citigroup, Inc.                                                                        835
       133,700 JPMorgan Chase & Co.                                                                 5,811
                                                                                          ---------------
                                                                                                    8,639
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
         1,400 Allied World Assurance Co. Holdings Ltd.                                                65
        19,100 Allstate Corp.                                                                         561
       217,600 Ambac Financial Group, Inc. (a)                                                        383
           630 American Physicians Capital, Inc.                                                       19
         1,300 American Safety Insurance Holdings Ltd. *                                               20
         1,100 Amerisafe, Inc. *                                                                       19
         4,900 Assured Guaranty Ltd.                                                                   98
         1,400 Baldwin & Lyons, Inc. "B"                                                               31
           600 Chubb Corp.                                                                             30
           600 Cincinnati Financial Corp.                                                              15
         5,000 CNA Financial Corp. *                                                                  122
           700 CNA Surety Corp. *                                                                      11
         1,600 Donegal Group, Inc. "A"                                                                 23
           371 EMC Insurance Group, Inc.                                                                8
        13,582 Employers Holdings, Inc.                                                               202
         3,300 Erie Indemnity Co. "A"                                                                 128
        20,100 First American Corp.                                                                   634
           400 First Mercury Financial Corp.                                                            6
           700 FPIC Insurance Group, Inc. *                                                            22
         2,500 Harleysville Group, Inc.                                                                81
           600 Infinity Property & Casualty Corp.                                                      26
           900 MBIA, Inc. *                                                                             6
         4,690 Meadowbrook Insurance Group, Inc.                                                       37
         1,300 National Interstate Corp.                                                               23
         1,200 Navigators Group, Inc. *                                                                62
           700 NYMAGIC, Inc.                                                                           11
         2,600 PMA Capital Corp. "A" *                                                                 14
           500 ProAssurance Corp. *                                                                    26
         1,000 Progressive Corp. *                                                                     17
           500 RLI Corp.                                                                               27
           901 Safety Insurance Group, Inc.                                                            29
         1,800 SeaBright Insurance Holdings, Inc. *                                                    18

================================================================================
                                                 Portfolio of Investments  |  12

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        18,750 Selective Insurance Group, Inc.                                              $         319
         3,857 State Auto Financial Corp.                                                              66
         1,400 Stewart Information Services Corp.                                                      20
           654 Tower Group, Inc.                                                                       16
           500 Travelers Companies, Inc. (b)                                                           25
         1,300 United Fire & Casualty Co.                                                              26
         7,900 W.R. Berkley Corp.                                                                     202
           682 Wesco Financial Corp.                                                                  206
           300 White Mountains Insurance Group Ltd.                                                    94
                                                                                          ---------------
                                                                                                    3,748
                                                                                          ---------------
               REGIONAL BANKS (0.4%)
         1,400 1st Source Corp.                                                                        23
           800 Ameris Bancorp                                                                           5
         1,000 Ames National Corp.                                                                     24
           600 Arrow Financial Corp.                                                                   16
         1,200 BancFirst Corp.                                                                         44
         8,600 BancorpSouth, Inc.                                                                     198
           800 Bank of Hawaii Corp.                                                                    32
         5,200 Bank of the Ozarks, Inc.                                                               130
        14,700 BB&T Corp.                                                                             411
           400 BOK Financial Corp.                                                                     18
         5,500 Boston Private Financial Holdings, Inc.                                                 28
           400 Bryn Mawr Bank Corp.                                                                     7
           600 Camden National Corp.                                                                   19
           669 Capital City Bank Group, Inc.                                                           10
         6,000 CapitalSource, Inc.                                                                     25
         1,400 Cardinal Financial Corp.                                                                11
         2,395 Cathay General Bancorp                                                                  22
           575 CenterState Banks of Florida, Inc.                                                       5
         2,400 Chemical Financial Corp.                                                                50
           525 Citizens & Northern Corp.                                                               10
         2,800 City Holding Co.                                                                        89
         2,400 Cobiz Financial, Inc.                                                                   11
         1,600 Columbia Banking System, Inc.                                                           26
         2,600 Community Bank System, Inc.                                                             46
           900 Community Trust Bancorp, Inc.                                                           24
           505 Cullen/Frost Bankers, Inc.                                                              25
        12,535 East West Bancorp, Inc.                                                                115
           600 Enterprise Financial Services Corp.                                                      7
        25,600 F.N.B. Corp.                                                                           181
         1,100 Farmers Capital Bank Corp.                                                              20
           700 Financial Institutions, Inc.                                                             8
           844 First Bancorp                                                                           15
         6,800 First BanCorp                                                                           22
         1,400 First Bancorp, Inc.                                                                     26
         1,300 First Busey Corp.                                                                        8
         1,356 First Citizens BancShares, Inc. "A"                                                    188
        16,850 First Commonwealth Financial Corp.                                                     104
           545 First Community Bancshares, Inc.                                                         7
         3,300 First Financial Bancorp                                                                 28
         6,150 First Financial Bankshares, Inc.                                                       307
         2,000 First Financial Corp.                                                                   60
         1,222 First Merchants Corp.                                                                    9
         3,515 First Midwest Bancorp, Inc.                                                             36
           500 First South Bancorp, Inc.                                                                6
        26,502 Firstmerit Corp.                                                                       476
        22,300 Fulton Financial Corp.                                                                 164
         5,300 Hancock Holding Co.                                                                    203
         3,711 Harleysville National Corp.                                                             21
           727 Heartland Financial USA, Inc.                                                           11
         2,696 Home BancShares, Inc.                                                                   55
        15,000 Huntington Bancshares, Inc.                                                             68
           200 IBERIABANK Corp.                                                                        10
         1,700 Independent Bank Corp.                                                                  39

================================================================================
13  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,900 International Bancshares Corp.                                               $          29
         8,000 KeyCorp                                                                                 53
         2,500 Lakeland Bancorp, Inc.                                                                  22
         1,000 Lakeland Financial Corp.                                                                20
           600 M&T Bank Corp.                                                                          37
         3,000 MainSource Financial Group, Inc.                                                        19
        18,800 Marshall & Ilsley Corp.                                                                134
         3,900 MB Financial, Inc.                                                                      54
         6,700 National Penn Bancshares, Inc.                                                          38
         6,200 NBT Bancorp, Inc.                                                                      140
         1,100 Northfield Bancorp, Inc.                                                                14
        10,900 Old National Bancorp                                                                   116
         3,800 Pacific Capital Bancorp                                                                  9
         1,200 Pacific Continental Corp.                                                               12
           100 Pacwest Bancorp                                                                          2
         2,391 Park National Corp.                                                                    143
           650 Peoples Bancorp, Inc.                                                                   10
         1,100 Pinnacle Financial Partners, Inc. *                                                     17
        11,000 PrivateBancorp, Inc.                                                                   265
         8,600 Prosperity Bancshares, Inc.                                                            297
        26,025 Regions Financial Corp.                                                                153
         1,800 Renasant Corp.                                                                          27
           500 Republic Bancorp, Inc. "A"                                                              11
        10,200 S&T Bancorp, Inc. (a)                                                                  141
         1,000 S.Y. Bancorp, Inc.                                                                      22
         2,100 Sandy Spring Bancorp, Inc.                                                              33
         1,500 SCBT Financial Corp.                                                                    39
           557 Shore Bancshares, Inc.                                                                  10
           450 Sierra Bancorp                                                                           6
           700 Signature Bank *                                                                        21
         1,200 Simmons First National Corp. "A"                                                        34
           605 Smithtown Bancorp, Inc.                                                                  8
         1,190 Southside Bancshares, Inc.                                                              26
           800 Southwest Bancorp, Inc.                                                                 10
         1,000 State Bancorp, Inc.                                                                      8
         2,000 StellarOne Corp.                                                                        28
         1,500 Sterling Bancorp                                                                        11
         4,400 Sterling Financial Corp.                                                                 9
           600 Suffolk Bancorp                                                                         17
         1,050 Sun Bancorp, Inc. *                                                                      6
         7,100 Susquehanna Bancshares, Inc.                                                            41
           100 SVB Financial Group *                                                                    4
         7,000 Synovus Financial Corp.                                                                 26
         2,900 Texas Capital Bancshares, Inc. *                                                        48
           600 Tompkins Financial Corp.                                                                26
         1,200 TowneBank                                                                               15
         1,200 TriCo Bancshares                                                                        20
         1,200 Trustmark Corp.                                                                         23
        10,200 UMB Financial Corp.                                                                    408
        10,170 Umpqua Holdings Corp.                                                                  105
         1,900 Union Bankshares Corp.                                                                  32
         8,900 United Bankshares, Inc.                                                                175
         1,853 United Community Banks, Inc. *                                                          13
           275 United Security Bancshares, Inc. *(a)                                                    2
         1,600 Univest Corp.                                                                           33
        13,105 Valley National Bancorp                                                                153
           800 Washington Trust Bancorp, Inc.                                                          14
         1,900 WesBanco, Inc.                                                                          28
         1,300 West Bancorp., Inc.                                                                      7
         7,100 Westamerica Bancorp                                                                    365
         3,714 Western Alliance Bancorp. *                                                             27
        26,300 Whitney Holding Corp.                                                                  237
         4,700 Wilmington Trust Corp.                                                                  66
         1,600 Wilshire Bancorp, Inc.                                                                  13
         1,000 Wintrust Financial Corp.                                                                28

================================================================================
                                                 Portfolio of Investments  |  14

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,200 Zions Bancorp                                                                $          39
                                                                                          ---------------
                                                                                                    7,502
                                                                                          ---------------
               REINSURANCE (0.0%)
         1,400 Arch Capital Group Ltd. *                                                               91
         4,000 Maiden Holdings Ltd.                                                                    31
         4,600 Max Capital Group Ltd.                                                                  94
         1,800 Odyssey Re Holdings Corp.                                                               91
         4,200 Platinum Underwriters Holdings Ltd.                                                    152
         3,200 Transatlantic Holdings, Inc.                                                           156
                                                                                          ---------------
                                                                                                      615
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         1,200 Asset Acceptance Capital Corp. *                                                         9
         1,100 Encore Capital Group, Inc. *                                                            16
         1,000 Financial Federal Corp.                                                                 23
           325 Life Partners Holdings, Inc.                                                             6
         3,500 MarketAxess Holdings, Inc. *                                                            39
        11,500 Moody's Corp.                                                                          313
         6,625 MSCI, Inc. "A" *                                                                       195
           500 NASDAQ OMX Group, Inc. *                                                                11
           400 NYSE Euronext                                                                           11
         5,400 PHH Corp. *                                                                            115
           400 Portfolio Recovery Associates, Inc. *                                                   18
                                                                                          ---------------
                                                                                                      756
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
         1,300 Abington Bancorp, Inc.                                                                  11
           900 Astoria Financial Corp.                                                                  9
         2,600 Bank Mutual Corp.                                                                       23
         3,200 BankFinancial Corp.                                                                     31
         1,900 Beneficial Mutual Bancorp, Inc. *                                                       17
         1,800 Berkshire Hills Bancorp, Inc.                                                           41
         1,300 Brookline Bancorp, Inc.                                                                 14
           500 Brooklyn Federal Bancorp, Inc.                                                           7
         1,300 Clifton Savings Bancorp, Inc.                                                           14
         1,000 Danvers Bancorp, Inc.                                                                   13
         2,300 Essa Bancorp, Inc.                                                                      29
         1,300 First Financial Holdings, Inc.                                                          23
         1,100 First Financial Northwest, Inc.                                                          8
         1,400 First Niagara Financial Group, Inc.                                                     18
         1,900 Flushing Financial Corp.                                                                25
         1,200 Home Federal Bancorp, Inc.                                                              14
        13,200 Hudson City Bancorp, Inc.                                                              173
         5,358 Kearny Financial Corp.                                                                  59
           800 Meridian Interstate Bancorp, Inc. *                                                      7
         3,900 MGIC Investment Corp. *(a)                                                              32
           500 NASB Financial, Inc.                                                                    15
         6,300 New York Community Bancorp, Inc.                                                        67
        24,100 NewAlliance Bancshares, Inc.                                                           283
         4,100 Northwest Bancorp, Inc.                                                                 84
         1,400 OceanFirst Financial Corp.                                                              18
        48,225 Ocwen Financial Corp. *                                                                499
           600 Oritani Financial Corp.                                                                  8
         6,000 PMI Group, Inc.                                                                         20
           800 Provident Financial Services, Inc.                                                       9
         2,259 Provident New York Bancorp                                                              21
         6,700 Radian Group, Inc.                                                                      62
         1,200 Rockville Financial, Inc.                                                               16
           500 Roma Financial Corp.                                                                     6
        19,650 TrustCo Bank Corp. NY                                                                  122
           900 United Financial Bancorp, Inc.                                                          11
         1,600 ViewPoint Financial Group                                                               20
         1,900 Westfield Financial, Inc.                                                               17

================================================================================
15  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
           400 WSFS Financial Corp.                                                         $          11
                                                                                          ---------------
                                                                                                    1,857
                                                                                          ---------------
               Total Financials                                                                    80,312
                                                                                          ---------------

               HEALTH CARE (4.5%)
               ------------------
               BIOTECHNOLOGY (0.5%)
           500 Acorda Therapeutics, Inc. *                                                             11
         1,100 Affymax, Inc. *                                                                         25
         7,700 Alkermes, Inc. *                                                                        70
         2,409 Alnylam Pharmaceuticals, Inc. *                                                         54
        92,500 Amgen, Inc. *(b)                                                                     5,526
         1,200 Amicus Therapeutics, Inc. *                                                             12
         6,500 Arena Pharmaceuticals, Inc. *                                                           30
         4,500 ARIAD Pharmaceuticals, Inc. *                                                           10
         1,900 ArQule, Inc. *                                                                          10
         4,000 Array BioPharma, Inc. *                                                                 17
         1,000 Biogen Idec, Inc. *                                                                     50
        15,200 Celera Corp. *                                                                          99
         2,815 Cepheid *                                                                               34
        10,233 Cubist Pharmaceuticals, Inc. *                                                         212
         3,800 Cytokinetics, Inc. *                                                                    12
         2,300 Cytori Therapeutics, Inc. *                                                              7
         4,900 Dyax Corp. *                                                                            18
         3,734 Enzon Pharmaceuticals, Inc. *                                                           27
         5,080 Facet Biotech Corp. *                                                                   51
         2,900 Genomic Health, Inc. *                                                                  58
           900 Geron Corp. *                                                                            6
        22,800 Gilead Sciences, Inc. *                                                              1,027
         2,500 GTx, Inc. *                                                                             24
         1,000 Halozyme Therapeutics, Inc. *                                                            7
        21,300 Human Genome Sciences, Inc. *                                                          421
         2,400 Idenix Pharmaceuticals, Inc. *                                                           7
         1,086 Idera Pharmaceuticals, Inc. *                                                            8
         4,271 Immunogen, Inc. *                                                                       31
         5,500 Immunomedics, Inc. *                                                                    30
        68,400 Incyte Corp. *                                                                         451
         1,000 InterMune, Inc. *                                                                       15
         9,300 Ligand Pharmaceuticals, Inc. "B" *                                                      22
           900 Mannkind Corp. *                                                                         7
         2,300 Martek Biosciences Corp.                                                                57
         2,000 Maxygen, Inc. *                                                                         14
           400 Medivation, Inc. *                                                                      10
         1,700 Metabolix, Inc. *                                                                       17
         2,800 Momenta Pharmaceuticals, Inc. *                                                         28
         6,500 Myriad Genetics, Inc. *                                                                199
         1,575 Myriad Pharmaceuticals, Inc. *                                                           7
         5,100 Novavax, Inc. *                                                                         31
         4,100 NPS Pharmaceuticals, Inc. *                                                             17
         1,600 Orexigen Therapeutics, Inc. *                                                           13
           300 OSI Pharmaceuticals, Inc. *                                                             10
        11,155 PDL BioPharma, Inc.                                                                    101
         1,800 Pharmasset, Inc. *                                                                      33
         2,100 Progenics Pharmaceuticals, Inc. *                                                       11
         2,900 Protalix BioTherapeutics, Inc. *                                                        19
         3,034 Regeneron Pharmaceuticals, Inc. *                                                       69
         2,500 Repligen Corp. *                                                                        13
         1,100 Rigel Pharmaceuticals, Inc. *                                                            8
         3,600 Sangamo Biosciences, Inc. *                                                             25
         2,900 SciClone Pharmaceuticals, Inc. *                                                        14
         4,100 Seattle Genetics, Inc. *                                                                50
           500 Theravance, Inc. *                                                                       8
           300 United Therapeutics Corp. *                                                             27
         2,700 Vical, Inc. *                                                                           12

================================================================================
                                                 Portfolio of Investments  |  16

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        12,700 XOMA Ltd. *                                                                  $          11
         3,000 ZymoGenetics, Inc. *                                                                    18
                                                                                          ---------------
                                                                                                    9,211
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
        67,500 AmerisourceBergen Corp.                                                              1,438
         1,000 Chindex International, Inc. *                                                           14
           900 MWI Veterinary Supply, Inc. *                                                           34
           700 Patterson Companies, Inc. *                                                             19
                                                                                          ---------------
                                                                                                    1,505
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.3%)
         2,385 Abaxis, Inc. *                                                                          63
         1,900 ABIOMED, Inc. *                                                                         16
         2,000 Accuray, Inc. *                                                                         13
         2,400 Alphatec Holdings, Inc. *                                                               11
         3,300 American Medical Systems Holdings, Inc. *                                               50
         2,100 AngioDynamics, Inc. *                                                                   27
         1,200 Beckman Coulter, Inc.                                                                   81
        19,600 Boston Scientific Corp. *                                                              230
           200 C.R. Bard, Inc.                                                                         16
         1,100 Cantel Medical Corp. *                                                                  15
         2,500 Conceptus, Inc. *                                                                       45
         2,100 CryoLife, Inc. *                                                                        16
         2,300 Cyberonics, Inc. *                                                                      35
         3,500 DexCom, Inc. *                                                                          27
           400 Edwards Lifesciences Corp. *                                                            25
        13,800 ev3, Inc. *                                                                            176
        13,200 Greatbatch, Inc. *                                                                     284
         2,100 Hansen Medical, Inc. *                                                                   7
         1,000 Hill-Rom Holdings, Inc.                                                                 21
         1,700 Hospira, Inc. *                                                                         67
         1,200 I-Flow Corp. *                                                                          11
           390 IDEXX Laboratories, Inc. *                                                              20
         2,100 Insulet Corp. *                                                                         19
           200 Intuitive Surgical, Inc. *                                                              45
         2,200 Invacare Corp.                                                                          48
         2,800 IRIS International, Inc. *                                                              29
           600 Kensey Nash Corp. *                                                                     16
         4,900 Kinetic Concepts, Inc. *                                                               157
         1,100 Masimo Corp. *                                                                          28
         7,100 Medtronic, Inc.                                                                        272
         1,000 Micrus Endovascular Corp. *                                                             11
         2,300 Natus Medical, Inc. *                                                                   33
         2,100 NuVasive, Inc. *                                                                        84
         2,000 NxStage Medical, Inc. *                                                                 12
         6,000 Orthovita, Inc. *                                                                       25
         1,400 Palomar Medical Technologies, Inc. *                                                    19
        13,900 ResMed, Inc. *                                                                         638
         1,100 Somanetics Corp. *                                                                      14
         1,900 SonoSite, Inc. *                                                                        44
         2,700 Spectranetics Corp. *                                                                   16
         9,300 St. Jude Medical, Inc. *                                                               358
         2,300 Stereotaxis, Inc. *                                                                      8
         1,600 Steris Corp.                                                                            46
         1,100 Stryker Corp.                                                                           46
           845 SurModics, Inc. *                                                                       19
         2,900 Symmetry Medical, Inc. *                                                                32
         1,600 Synovis Life Technologies, Inc. *                                                       25
        63,800 Thoratec Corp. *                                                                     1,674
         3,700 TomoTherapy, Inc. *                                                                     12
        14,600 Varian Medical Systems, Inc. *                                                         629
         3,200 Volcano Corp. *                                                                         46

================================================================================
17  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,700 ZOLL Medical Corp. *                                                         $          31
                                                                                          ---------------
                                                                                                    5,692
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
           700 AmSurg Corp. *                                                                          14
         2,700 Community Health Systems, Inc. *                                                        83
           500 Ensign Group, Inc.                                                                       7
         2,000 Hanger Orthopedic Group, Inc. *                                                         28
         1,500 Health Management Associates, Inc. "A" *                                                10
         7,200 HealthSouth Corp. *                                                                    113
        20,735 Kindred Healthcare, Inc. *                                                             296
           855 MedCath Corp. *                                                                          8
           400 National Healthcare Corp.                                                               15
        10,600 Psychiatric Solutions, Inc. *                                                          284
         1,600 Skilled Healthcare Group, Inc. "A" *                                                    12
        12,100 Tenet Healthcare Corp. *                                                                57
           638 U.S. Physical Therapy, Inc. *                                                            9
        17,000 Universal Health Services, Inc. "B"                                                    999
                                                                                          ---------------
                                                                                                    1,935
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
           838 Air Methods Corp. *                                                                     29
         1,400 Alliance Imaging, Inc. *                                                                 8
           500 Almost Family, Inc. *                                                                   14
           500 Amedisys, Inc. *                                                                        22
         2,700 AMN Healthcare Services, Inc. *                                                         27
         1,500 Bio-Reference Laboratories, Inc. *                                                      50
         9,600 Catalyst Health Solutions, Inc. *                                                      274
           409 CorVel Corp. *                                                                          12
         2,505 Cross Country Healthcare, Inc. *                                                        23
           800 Emergency Medical Services Corp. "A" *                                                  36
           300 Express Scripts, Inc. *                                                                 22
         2,610 Gentiva Health Services, Inc. *                                                         58
           500 Healthways, Inc. *                                                                       6
         2,918 HMS Holdings Corp. *                                                                   110
         1,500 inVentiv Health, Inc. *                                                                 24
         1,300 IPC The Hospitalist Co., Inc. *                                                         38
           500 Landauer, Inc.                                                                          27
        20,485 Lincare Holdings, Inc. *                                                               541
         3,800 Medco Health Solutions, Inc. *                                                         210
           300 National Research Corp.                                                                  7
         2,600 Odyssey Healthcare, Inc. *                                                              33
        11,100 Omnicare, Inc.                                                                         254
           500 Providence Service Corp. *                                                               6
           900 Quest Diagnostics, Inc.                                                                 49
         1,469 RehabCare Group, Inc. *                                                                 31
         2,025 ResCare, Inc. *                                                                         29
                                                                                          ---------------
                                                                                                    1,940
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
        23,100 Align Technology, Inc. *                                                               310
           100 Atrion Corp.                                                                            14
         2,200 Cooper Companies, Inc.                                                                  60
           900 Haemonetics Corp. *                                                                     47
           500 ICU Medical, Inc. *                                                                     19
         8,800 Immucor Corp. *                                                                        159
         1,300 Inverness Medical Innovations, Inc. *                                                   46
         1,100 Medical Action Industries, Inc. *                                                       14
         2,200 Merit Medical Systems, Inc. *                                                           40
         1,000 Neogen Corp. *                                                                          28
         2,100 Quidel Corp. *                                                                          32
         4,900 RTI Biologics, Inc. *                                                                   22
         1,800 TranS1, Inc. *                                                                           8
                                                                                          ---------------
                                                                                                      799
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  18

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY (0.1%)
        14,300 Cerner Corp. *                                                               $         882
           800 Computer Programs and Systems, Inc.                                                     31
           400 HLTH Corp. *                                                                             6
         4,200 IMS Health, Inc.                                                                        58
         1,100 MedAssets, Inc. *                                                                       25
         3,900 Omnicell, Inc. *                                                                        43
           600 Phase Forward, Inc. *                                                                    8
         1,600 Vital Images, Inc. *                                                                    20
                                                                                          ---------------
                                                                                                    1,073
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
         1,100 Accelrys, Inc. *                                                                         6
        25,000 Affymetrix, Inc. *                                                                     193
         1,400 Albany Molecular Research, Inc. *                                                       11
         4,500 Bio-Rad Laboratories, Inc. "A" *                                                       388
         4,600 Caliper Life Sciences, Inc. *                                                            8
           675 Clinical Data, Inc. *                                                                   11
         1,300 Dionex Corp. *                                                                          78
         3,000 Enzo Biochem, Inc. *                                                                    15
         2,300 eResearch Technology, Inc. *                                                            15
         9,000 Exelixis, Inc. *                                                                        51
           800 Kendle International, Inc. *                                                            11
           600 Mettler Toledo International, Inc. *                                                    53
        19,700 Nektar Therapeutics *                                                                  163
           500 Pharmaceutical Product Development, Inc.                                                10
         5,300 Sequenom, Inc. *(a)                                                                     34
           300 Varian, Inc. *                                                                          15
        10,700 Waters Corp. *                                                                         538
                                                                                          ---------------
                                                                                                    1,600
                                                                                          ---------------
               MANAGED HEALTH CARE (0.6%)
         4,790 Aetna, Inc.                                                                            136
        17,600 AMERIGROUP Corp. *                                                                     416
           600 Centene Corp. *                                                                         10
           575 CIGNA Corp.                                                                             17
        58,215 Coventry Health Care, Inc. *                                                         1,271
         2,370 HealthSpring, Inc. *                                                                    31
         2,700 Humana, Inc. *                                                                          96
         2,986 Magellan Health Services, Inc. *                                                        96
         7,900 Molina Healthcare, Inc. *                                                              160
         1,600 Triple-S Management Corp. "B" *                                                         30
       177,600 UnitedHealth Group, Inc. (b)                                                         4,973
        63,000 WellPoint, Inc. *                                                                    3,330
                                                                                          ---------------
                                                                                                   10,566
                                                                                          ---------------
               PHARMACEUTICALS (2.6%)
        97,400 Abbott Laboratories                                                                  4,405
           800 Ardea Biosciences, Inc. *                                                               14
         2,241 Biomimetic Therapeutics, Inc. *                                                         26
         2,800 BMP Sunstone Corp. *                                                                    11
       496,025 Bristol-Myers Squibb Co. (b)                                                        10,977
           900 Cadence Pharmaceuticals, Inc. *                                                         10
         3,100 Cypress Bioscience, Inc. *                                                              22
         4,100 DepoMed, Inc. *                                                                         13
        21,000 Discovery Laboratories, Inc. *                                                          11
         1,800 Durect Corp. *                                                                           4
       136,000 Eli Lilly and Co.                                                                    4,551
        38,583 Endo Pharmaceuticals Holdings, Inc. *                                                  871
        78,900 Forest Laboratories, Inc. *                                                          2,309
         4,900 Impax Laboratories, Inc. *                                                              37
         3,800 Inspire Phamaceutical, Inc. *                                                           23
         6,800 Javelin Pharmaceuticals, Inc. *                                                         12
        50,500 Johnson & Johnson                                                                    3,052

================================================================================
19  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
           700 MAP Pharmaceuticals, Inc. *                                                  $           6
        37,100 Medicines Co. *                                                                        283
           850 Medicis Pharmaceutical Corp. "A"                                                        16
        62,400 Merck & Co., Inc.                                                                    2,024
         6,400 MiddleBrook Pharmaceuticals, Inc. *                                                      7
         2,300 Optimer Pharmaceuticals, Inc. *                                                         30
         2,745 Pain Therapeutics, Inc. *                                                               14
       578,500 Pfizer, Inc. (b)                                                                     9,661
         1,500 Pozen, Inc. *                                                                           10
         4,000 Salix Pharmaceuticals Ltd. *                                                            50
       126,100 Schering-Plough Corp.                                                                3,553
       123,235 Sepracor, Inc. *                                                                     2,237
        48,189 Valeant Pharmaceuticals International *                                              1,248
         2,400 ViroPharma, Inc. *                                                                      19
         5,700 VIVUS, Inc. *                                                                           35
         3,700 Watson Pharmaceuticals, Inc. *                                                         131
                                                                                          ---------------
                                                                                                   45,672
                                                                                          ---------------
               Total Health Care                                                                   79,993
                                                                                          ---------------

               INDUSTRIALS (3.1%)
               ------------------
               AEROSPACE & DEFENSE (1.6%)
           300 AeroVironment, Inc. *                                                                    8
           600 American Science and Engineering, Inc.                                                  37
         1,500 Applied Signal Technology, Inc.                                                         38
         1,200 Argon ST, Inc. *                                                                        24
         1,100 Boeing Co.                                                                              55
         6,809 Cubic Corp.                                                                            242
           400 Curtiss-Wright Corp.                                                                    13
         1,200 DigitalGlobe, Inc. *                                                                    24
           300 Ducommun, Inc.                                                                           5
         4,557 DynCorp International, Inc. "A" *                                                       78
         4,100 GenCorp, Inc. *                                                                         18
        60,400 General Dynamics Corp.                                                               3,575
           700 Goodrich Corp.                                                                          39
         1,900 HEICO Corp.                                                                             70
         1,700 Herley Industries, Inc. *                                                               21
         5,900 ITT Corp.                                                                              296
        20,700 L-3 Communications Holdings, Inc.                                                    1,540
         1,200 Ladish Co., Inc. *                                                                      18
        57,500 Lockheed Martin Corp. (b)                                                            4,311
       115,100 Northrop Grumman Corp. (b)                                                           5,618
       139,100 Raytheon Co. (b)                                                                     6,563
         1,400 Rockwell Collins, Inc.                                                                  64
        14,040 Spirit AeroSystems Holdings, Inc. "A" *                                                218
         5,000 TASER International, Inc. *                                                             23
        90,300 United Technologies Corp. (b)                                                        5,360
                                                                                          ---------------
                                                                                                   28,258
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
        12,668 Deutsche Post AG                                                                       219
           560 Dynamex, Inc. *                                                                          9
                                                                                          ---------------
                                                                                                      228
                                                                                          ---------------
               AIRLINES (0.1%)
        82,600 AirTran Holdings, Inc. *                                                               549
         9,863 Alaska Air Group, Inc. *                                                               249
         1,500 AMR Corp. *                                                                              8
         9,300 JetBlue Airways Corp. *                                                                 54
         2,800 Republic Airways Holdings, Inc. *                                                       26
         1,800 SkyWest, Inc.                                                                           28
        11,200 UAL Corp. *                                                                             70
        10,900 US Airways Group, Inc. *                                                                37
                                                                                          ---------------
                                                                                                    1,021
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  20

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS (0.1%)
         1,100 AAON, Inc.                                                                   $          23
           650 American Woodmark Corp.                                                                 13
           200 Ameron International Corp.                                                              16
         2,300 Apogee Enterprises, Inc.                                                                30
        33,500 Armstrong World Industries, Inc. *                                                   1,119
         1,300 Builders FirstSource, Inc. *                                                            10
        24,202 Griffon Corp. *                                                                        256
         1,400 Insteel Industries, Inc.                                                                16
           500 Lennox International, Inc.                                                              18
         3,100 Quanex Building Products Corp.                                                          42
           600 Simpson Manufacturing Co., Inc.                                                         16
         1,327 Trex Co., Inc. *                                                                        25
                                                                                          ---------------
                                                                                                    1,584
                                                                                          ---------------
               COMMERCIAL PRINTING (0.1%)
         4,100 Cenveo, Inc. *                                                                          21
         1,500 Courier Corp.                                                                           24
        26,590 Deluxe Corp.                                                                           444
         2,100 InnerWorkings, Inc. *                                                                   12
           300 M & F Worldwide Corp. *                                                                  6
           400 Multi-Color Corp.                                                                        6
         6,700 R.R. Donnelley & Sons Co.                                                              119
                                                                                          ---------------
                                                                                                      632
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.3%)
        11,400 AECOM Technology Corp. *                                                               313
        25,400 Dycom Industries, Inc. *                                                               285
        21,200 Fluor Corp.                                                                          1,122
         2,800 Furmanite Corp. *                                                                       10
         2,900 Granite Construction, Inc.                                                              93
         3,300 Great Lakes Dredge & Dock Corp.                                                         22
         1,000 Integrated Electrical Services, Inc. *                                                   8
         1,400 Jacobs Engineering Group, Inc. *                                                        62
       160,750 KBR, Inc.                                                                            3,641
           500 Layne Christensen Co. *                                                                 13
           550 MasTec, Inc. *                                                                           5
           400 Michael Baker Corp. *                                                                   13
           700 Northwest Pipe Co. *                                                                    23
         1,300 Pike Electric Corp. *                                                                   14
         1,600 Shaw Group, Inc. *                                                                      47
           800 Sterling Construction Co., Inc. *                                                       13
                                                                                          ---------------
                                                                                                    5,684
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
         1,000 Bucyrus International, Inc.                                                             30
           700 Cascade Corp.                                                                           18
         4,100 Caterpillar, Inc.                                                                      186
        19,513 Federal Signal Corp.                                                                   139
         5,800 Force Protection, Inc. *                                                                31
           400 FreightCar America, Inc.                                                                 8
           600 Joy Global, Inc.                                                                        23
           358 Lindsay Corp.                                                                           15
         7,100 Manitowoc Co., Inc.                                                                     47
        34,100 Navistar International Corp. *                                                       1,474
        10,600 Oshkosh Corp.                                                                          356
         1,000 Sauer-Danfoss, Inc.                                                                      6
         2,600 Trinity Industries, Inc.                                                                41
                                                                                          ---------------
                                                                                                    2,374
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.0%)
         2,300 Cintas Corp.                                                                            63
         3,100 Comfort Systems USA, Inc.                                                               37
           900 Enernoc, Inc. *                                                                         24
         1,443 G & K Services, Inc. "A"                                                                34

================================================================================
21  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,900 Mobile Mini, Inc. *                                                          $          52
                                                                                          ---------------
                                                                                                      210
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
           700 A. O. Smith Corp.                                                                       27
         4,100 Advanced Battery Technology, Inc. *                                                     17
        25,500 American Superconductor Corp. *                                                        824
         4,700 Belden, Inc.                                                                            98
           600 Brady Corp. "A"                                                                         18
         3,100 China BAK Battery, Inc. *                                                                9
        18,900 Cooper Industries Ltd. "A"                                                             610
         1,200 Encore Wire Corp.                                                                       28
         4,000 Ener1, Inc. *                                                                           26
        31,300 EnerSys *                                                                              623
         4,100 Evergreen Solar, Inc. *(a)                                                               7
         1,233 Franklin Electric Co., Inc.                                                             39
         5,600 FuelCell Energy, Inc. *                                                                 20
         1,300 Fushi Copperweld, Inc. *                                                                10
         2,800 GT Solar International, Inc. *                                                          14
           900 Harbin Electric, Inc. *                                                                 11
         1,300 Hubbell, Inc. "B"                                                                       50
           700 La Barge, Inc. *                                                                         7
         5,600 Microvision, Inc. *                                                                     19
           400 Powell Industries, Inc. *                                                               15
           400 Preformed Line Products Co.                                                             15
         1,600 Rockwell Automation, Inc.                                                               67
         1,200 SunPower Corp. "A" *                                                                    30
           932 SunPower Corp. "B" *                                                                    20
        12,600 Thomas & Betts Corp. *                                                                 349
         1,000 Vicor Corp. *                                                                            7
         3,200 Woodward Governor Co.                                                                   67
                                                                                          ---------------
                                                                                                    3,027
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
        10,291 ABM Industries, Inc.                                                                   231
           600 Clean Harbors, Inc. *                                                                   35
        21,482 Energy Solutions, Inc.                                                                 191
           700 Fuel Tech, Inc. *                                                                        7
         2,400 Metalico, Inc. *                                                                        10
           300 Republic Services, Inc.                                                                  8
         1,800 Rollins, Inc.                                                                           32
           600 Standard Packaging Corp. *                                                              10
           500 Tetra Tech, Inc. *                                                                      15
        14,100 Waste Management, Inc.                                                                 422
         1,500 Waste Services, Inc. *                                                                   6
                                                                                          ---------------
                                                                                                      967
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
        25,700 Capstone Turbine Corp. *(a)                                                             33
         1,600 Comverge, Inc. *                                                                        18
                                                                                          ---------------
                                                                                                       51
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
         1,000 CDI Corp.                                                                               15
         1,300 Heidrick & Struggles International, Inc.                                                28
         2,100 Kelly Services, Inc. "A"                                                                24
         1,600 Kforce, Inc. *                                                                          18
         2,800 On Assignment, Inc. *                                                                   11
         4,660 Spherion Corp. *                                                                        25
         3,600 TrueBlue, Inc. *                                                                        49
         1,000 Volt Information Sciences, Inc. *                                                       10
         1,330 Watson Wyatt Worldwide, Inc. "A"                                                        58
                                                                                          ---------------
                                                                                                      238
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  22

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        31,500 3M Co.                                                                       $       2,271
         2,500 Carlisle Companies, Inc.                                                                82
        36,800 General Electric Co.                                                                   511
         6,100 McDermott International, Inc. *                                                        145
         1,300 Raven Industries, Inc.                                                                  38
           748 Standex International Corp.                                                             13
         9,200 Tredegar Corp.                                                                         138
                                                                                          ---------------
                                                                                                    3,198
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
         1,100 3D Systems Corp. *                                                                       9
         1,400 Altra Holdings, Inc. *                                                                  13
           500 Ampco-Pittsburgh Corp.                                                                  12
         1,481 Badger Meter, Inc.                                                                      54
           700 Barnes Group, Inc.                                                                      10
         3,200 Blount International, Inc. *                                                            29
           600 Briggs & Stratton Corp.                                                                 11
         1,200 Chart Industries, Inc. *                                                                22
         1,114 China Fire & Security Group, Inc. *                                                     17
           700 CIRCOR International, Inc.                                                              18
           300 CLARCOR, Inc.                                                                           10
         3,200 Colfax Corp. *                                                                          34
        17,500 Crane Co.                                                                              411
           400 Dover Corp.                                                                             14
         1,000 Dynamic Materials Corp.                                                                 16
         1,600 EnPro Industries, Inc. *                                                                34
           900 ESCO Technologies, Inc. *                                                               33
           900 Flanders Corp. *                                                                         4
        13,400 Flowserve Corp. (b)                                                                  1,156
         1,179 Gorman-Rupp Co.                                                                         28
         1,655 Harsco Corp.                                                                            52
         2,400 John Bean Technologies Corp.                                                            40
           300 K-Tron International, Inc. *                                                            25
         1,000 Kadant, Inc. *                                                                          12
           500 Kaydon Corp.                                                                            17
         1,100 Key Technology, Inc. *                                                                  12
           500 L.B. Foster Co. "A" *                                                                   15
           600 Lincoln Electric Holdings, Inc.                                                         27
           500 Met-Pro Corp.                                                                            5
           488 Mueller Industries, Inc.                                                                12
         9,600 Mueller Water Products, Inc. "A"                                                        44
         5,500 Nordson Corp.                                                                          295
           500 Omega Flex, Inc.                                                                         9
           600 Pall Corp.                                                                              18
         1,900 RBC Bearings, Inc. *                                                                    42
           977 Robbins & Myers, Inc.                                                                   23
         1,481 Sun Hydraulics Corp.                                                                    27
           900 Tecumseh Products Co. "A" *                                                              8
         5,765 Tennant Co.                                                                            147
        24,000 Timken Co.                                                                             507
                                                                                          ---------------
                                                                                                    3,272
                                                                                          ---------------
               MARINE (0.0%)
           400 Alexander & Baldwin, Inc.                                                               11
         2,100 Genco Shipping & Trading Ltd.                                                           41
         2,400 Horizon Lines, Inc. "A"                                                                 13
           300 International Shipholding Corp.                                                          9
           500 Kirby Corp. *                                                                           19
                                                                                          ---------------
                                                                                                       93
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
         4,500 ACCO Brands Corp. *                                                                     25
         2,200 APAC Customer Services, Inc. *                                                          12

================================================================================
23  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
           600 Avery Dennison Corp.                                                         $          19
           600 Herman Miller, Inc.                                                                     10
           900 HNI Corp.                                                                               19
           600 ICT Group, Inc. *                                                                        7
         2,900 Interface, Inc. "A"                                                                     19
         1,900 Kimball International, Inc. "B"                                                         12
         2,900 Mine Safety Appliances Co.                                                              77
        12,052 Sykes Enterprises, Inc. *                                                              253
                                                                                          ---------------
                                                                                                      453
                                                                                          ---------------
               RAILROADS (0.1%)
        39,500 CSX Corp.                                                                            1,679
           500 Genesee & Wyoming, Inc. "A" *                                                           15
           200 Union Pacific Corp.                                                                     12
                                                                                          ---------------
                                                                                                    1,706
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.0%)
           900 Advisory Board Co. *                                                                    24
         1,000 Corporate Executive Board Co.                                                           24
           900 CRA International, Inc. *                                                               25
         1,200 Exponent, Inc. *                                                                        34
           551 First Advantage Corp. "A" *                                                             10
         3,700 FTI Consulting, Inc. *                                                                 161
         2,000 Hill International, Inc. *                                                              12
           700 ICF International, Inc. *                                                               19
         3,300 Navigant Consulting, Inc. *                                                             42
           300 VSE Corp.                                                                               10
                                                                                          ---------------
                                                                                                      361
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.0%)
         1,525 Brink's Co.                                                                             40
           900 Cornell Companies, Inc. *                                                               18
         1,500 GeoEye, Inc. *                                                                          38
                                                                                          ---------------
                                                                                                       96
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
         1,300 Aceto Corp.                                                                              9
        10,100 Beacon Roofing Supply, Inc. *                                                          170
           300 Fastenal Co.                                                                            11
           300 GATX Corp.                                                                               8
         2,200 H&E Equipment Services, Inc. *                                                          22
         1,400 Houston Wire & Cable Co.                                                                16
         2,600 Interline Brands, Inc. *                                                                43
           500 Kaman Corp.                                                                             10
           100 Lawson Products, Inc.                                                                    2
         4,000 Rush Enterprises, Inc. "A" *                                                            56
         1,200 TAL International Group, Inc.                                                           15
           700 Textainer Group Holding Ltd.                                                            10
         3,700 WESCO International, Inc. *                                                             89
                                                                                          ---------------
                                                                                                      461
                                                                                          ---------------
               TRUCKING (0.0%)
         2,500 AMERCO *                                                                               114
         1,600 Avis Budget Group, Inc. *                                                               16
         1,300 Celadon Group, Inc. *                                                                   13
         1,700 Dollar Thrifty Automotive Group, Inc. *                                                 34
           600 HeartLand Express, Inc.                                                                  8
         1,937 Knight Transportation, Inc.                                                             32
         2,400 Marten Transport, Ltd. *                                                                41
           139 Patriot Transportation Holding, Inc. *                                                  11
           600 Ryder System, Inc.                                                                      23
         1,100 Saia, Inc. *                                                                            19
           500 Universal Truckload Services, Inc.                                                       8

================================================================================
                                                 Portfolio of Investments  |  24

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,434 Werner Enterprises, Inc.                                                     $          42
                                                                                          ---------------
                                                                                                      361
                                                                                          ---------------
               Total Industrials                                                                   54,275
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.9%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
         3,873 Actuate Corp. *                                                                         22
         3,300 Advent Software, Inc. *                                                                128
         1,300 American Software, Inc. "A"                                                              8
         2,820 ANSYS, Inc. *                                                                           99
        69,975 Autodesk, Inc. *                                                                     1,640
         2,000 Blackbaud, Inc.                                                                         39
         2,700 Bottomline Technologies, Inc. *                                                         33
        31,500 Compuware Corp. *                                                                      227
           624 Concur Technologies, Inc. *                                                             22
         1,500 Deltek, Inc. *                                                                          11
           400 Ebix, Inc. *                                                                            20
         3,000 Epicor Software Corp. *                                                                 19
           300 FactSet Research Systems, Inc.                                                          16
         5,000 Fair Isaac Corp.                                                                       111
         1,100 Henry Jack & Associates, Inc.                                                           26
         1,400 I2 Technologies, Inc. *                                                                 21
        12,800 Informatica Corp. *                                                                    229
           800 Interactive Intelligence, Inc. *                                                        14
         1,700 Intuit, Inc. *                                                                          47
         2,099 JDA Software Group, Inc. *                                                              41
         1,800 Kenexa Corp. *                                                                          22
         7,100 Lawson Software, Inc. *                                                                 44
         1,800 Manhattan Associates, Inc. *                                                            32
         1,000 Mentor Graphics Corp. *                                                                  9
           700 MicroStrategy, Inc. "A" *                                                               43
           700 Monotype Imaging Holdings, Inc. *                                                        6
         2,700 MSC Software Corp. *                                                                    20
         1,600 NetScout Systems, Inc. *                                                                18
         8,100 OpenTV Corp. "A" *                                                                      10
        14,400 Parametric Technology Corp. *                                                          192
         3,000 Pegasystems, Inc.                                                                       92
         1,500 PROS Holdings, Inc. *                                                                   12
         4,500 S1 Corp. *                                                                              28
        21,000 Salesforce.com, Inc. *                                                               1,089
         2,300 Smith Micro Software, Inc. *                                                            27
           900 Solarwinds, Inc. *                                                                      17
           500 Solera Holdings, Inc.                                                                   13
         2,036 SPSS, Inc. *                                                                           101
         3,000 SuccessFactors, Inc. *                                                                  36
         3,100 Symyx Technologies, Inc. *                                                              19
         6,600 Synopsys, Inc. *                                                                       140
           402 Taleo Corp. "A" *                                                                        7
         8,000 TIBCO Software, Inc. *                                                                  71
        15,500 TiVo, Inc. *                                                                           152
         8,200 Tyler Technologies, Inc. *                                                             125
           566 Ultimate Software Group, Inc. *                                                         15
                                                                                          ---------------
                                                                                                    5,113
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.8%)
        33,100 3Com Corp. *                                                                           144
         1,400 Acme Packet, Inc. *                                                                     11
        86,700 ADC Telecommunications, Inc. *                                                         738
         4,800 ADTRAN, Inc.                                                                           109
         1,400 Airvana, Inc. *                                                                          9
           700 Anaren, Inc. *                                                                          11
        23,069 ARRIS Group, Inc. *                                                                    306
         2,100 Aruba Networks, Inc. *                                                                  19

================================================================================
25  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
           100 Avocent Corp. *                                                              $           2
           584 Bel Fuse, Inc. "B"                                                                      10
         2,900 Bigband Networks, Inc. *                                                                11
           500 Black Box Corp.                                                                         13
       363,500 Cisco Systems, Inc. *(b)                                                             7,852
         2,000 Cogo Group, Inc. *                                                                      11
           400 Comtech Telecommunications Corp. *                                                      14
         2,000 Digi International, Inc. *                                                              17
        13,000 Emcore Corp. *                                                                          14
         1,300 EMS Technologies, Inc. *                                                                24
         5,400 Extreme Networks, Inc. *                                                                13
        12,976 Finisar Corp. *                                                                         11
         1,300 Globecomm Systems, Inc. *                                                               10
         4,805 Harris Stratex Networks, Inc. "A" *                                                     29
         5,500 Infinera Corp. *                                                                        39
           400 InterDigital, Inc. *                                                                     8
         2,600 Ixia *                                                                                  16
         4,900 JDS Uniphase Corp. *                                                                    34
        41,800 Juniper Networks, Inc. *                                                               964
           900 Loral Space & Communications, Inc. *                                                    19
        28,200 Motorola, Inc.                                                                         202
           700 Netgear, Inc. *                                                                         12
         2,600 Network Equipment Technologies, Inc. *                                                  17
         5,600 Neutral Tandem, Inc. *                                                                 140
        10,900 Oclaro, Inc. *                                                                           9
         1,200 Oplink Communications, Inc. *                                                           17
         2,300 Plantronics, Inc.                                                                       55
        51,000 Polycom, Inc. *                                                                      1,203
        12,300 Powerwave Technologies, Inc. *(a)                                                       15
        22,000 Riverbed Technology, Inc. *                                                            424
         1,700 SeaChange International, Inc. *                                                         15
         3,600 ShoreTel, Inc. *                                                                        23
         4,900 Sonus Networks, Inc. *                                                                  10
        38,600 Starent Networks Corp. *(a)                                                            781
        15,800 Sycamore Networks, Inc. *                                                               48
         2,100 Symmetricom, Inc. *                                                                     11
         2,800 Tekelec *                                                                               44
         1,500 Tellabs, Inc. *                                                                         10
         1,700 Viasat, Inc. *                                                                          41
                                                                                          ---------------
                                                                                                   13,535
                                                                                          ---------------
               COMPUTER HARDWARE (1.5%)
         4,200 3PAR, Inc. *                                                                            37
        52,500 Apple, Inc. *(b)                                                                     8,831
         9,800 Avid Technology, Inc. *                                                                128
         3,300 Cray, Inc. *                                                                            24
        89,800 Dell, Inc. *                                                                         1,422
           500 Diebold, Inc.                                                                           15
       157,000 Hewlett-Packard Co.                                                                  7,048
        72,880 International Business Machines Corp. (b)                                            8,603
         1,300 NCR Corp. *                                                                             17
         7,200 Palm, Inc. *(a)                                                                         96
         1,700 Stratasys, Inc. *                                                                       24
        87,800 Sun Microsystems, Inc. *                                                               815
         1,900 Super Micro Computer, Inc. *                                                            15
         4,000 Teradata Corp. *                                                                       108
                                                                                          ---------------
                                                                                                   27,183
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
        10,100 Adaptec, Inc. *                                                                         30
         1,300 Compellent Technologies, Inc. *                                                         19
        92,700 EMC Corp. *                                                                          1,474
         4,800 Hypercom Corp. *                                                                        13
         1,400 Intermec, Inc. *                                                                        20
         1,700 Intevac, Inc. *                                                                         20

================================================================================
                                                 Portfolio of Investments  |  26

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,100 Isilon Systems, Inc. *                                                       $          12
           500 Lexmark International, Inc. "A" *                                                        9
         3,100 Netezza Corp. *                                                                         30
         2,600 Novatel Wireless, Inc. *                                                                25
        95,300 QLogic Corp. *                                                                       1,507
           550 Rimage Corp. *                                                                           9
         5,300 SanDisk Corp. *                                                                         94
        13,100 Seagate Technology                                                                     181
        28,600 STEC, Inc. *                                                                         1,159
        24,466 Synaptics, Inc. *(a)                                                                   631
        34,400 Western Digital Corp. *                                                              1,179
                                                                                          ---------------
                                                                                                    6,412
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
        17,600 Affiliated Computer Services, Inc. "A" *                                               789
           600 Alliance Data Systems Corp. *                                                           33
         3,300 Automatic Data Processing, Inc.                                                        127
        33,912 Broadridge Financial Solutions, Inc.                                                   706
         1,100 Cass Information Systems, Inc.                                                          34
        29,000 Computer Sciences Corp. *                                                            1,417
         1,500 Convergys Corp. *                                                                       16
        24,574 CSG Systems International, Inc. *                                                      370
         4,600 Euronet Worldwide, Inc. *                                                              109
           800 ExlService Holdings, Inc. *                                                             10
         1,200 Fidelity National Information Services, Inc.                                            30
         1,600 Genpact Ltd. *                                                                          20
        34,600 Global Cash Access Holdings, Inc. *                                                    251
        26,800 Hewitt Associates, Inc. "A" *                                                          965
         1,800 infoGROUP, Inc. *                                                                       11
         1,200 Lender Processing Services, Inc.                                                        41
         6,800 MasterCard, Inc. "A"                                                                 1,378
        16,400 NeuStar, Inc. "A" *                                                                    380
         1,500 Online Resources Corp. *                                                                 8
         5,200 Syntel, Inc.                                                                           208
         2,000 TNS, Inc. *                                                                             52
           500 Total System Services, Inc.                                                              8
        15,000 VeriFone Holdings, Inc. *                                                              173
         2,100 Visa, Inc. "A"                                                                         149
           600 Wright Express Corp. *                                                                  19
                                                                                          ---------------
                                                                                                    7,304
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
        10,600 AVX Corp.                                                                              123
        41,100 Corning, Inc.                                                                          620
         9,800 Dolby Laboratories, Inc. "A" *                                                         382
         1,600 DTS, Inc. *                                                                             43
         2,300 Littelfuse, Inc. *                                                                      58
         1,300 Rogers Corp. *                                                                          34
         2,800 Technitrol, Inc.                                                                        23
         2,396 Universal Display Corp. *                                                               26
        48,500 Vishay Intertechnology, Inc. *                                                         391
                                                                                          ---------------
                                                                                                    1,700
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
         6,900 Checkpoint Systems, Inc. *                                                             115
         2,600 China Security & Surveillance Technology, Inc. *                                        17
         7,000 Cogent, Inc. *                                                                          73
           600 Cognex Corp.                                                                            10
         2,700 Daktronics, Inc.                                                                        22
         1,600 Electro Scientific Industries, Inc. *                                                   20
         2,000 FARO Technologies, Inc. *                                                               34
        19,500 FLIR Systems, Inc. *                                                                   449
           300 ICx Technologies, Inc. *                                                                 1
         8,900 L-1 Identity Solutions, Inc. *                                                          64
         1,292 MTS Systems Corp.                                                                       34

================================================================================
27  |  USAA Cornerstone Strategy Fund

================================================================================
                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         2,000 Newport Corp. *                                                              $          14
         1,300 OSI Systems, Inc. *                                                                     22
                                                                                          ---------------
                                                                                                      875
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
         2,700 CTS Corp.                                                                               24
         2,645 Echelon Corp. *                                                                         30
           600 IPG Photonics Corp. *                                                                    7
         2,600 Jabil Circuit, Inc.                                                                     28
         1,210 Maxwell Technologies, Inc. *                                                            16
         1,800 Mercury Computer Systems, Inc. *                                                        17
         3,100 Methode Electronics, Inc.                                                               27
         7,900 Molex, Inc.                                                                            144
           800 Multi-Fineline Electronix, Inc. *                                                       22
         1,600 Park Electrochemical Corp.                                                              34
         2,000 Radisys Corp. *                                                                         15
         3,000 Smart Modular Technologies, Inc. *                                                      12
           300 Trimble Navigation Ltd. *                                                                8
         3,500 TTM Technologies, Inc. *                                                                35
                                                                                          ---------------
                                                                                                      419
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
        62,500 Electronic Arts, Inc. *                                                              1,139
           600 Renaissance Learning, Inc.                                                               6
           500 Rosetta Stone, Inc. *                                                                   11
        16,300 Take-Two Interactive Software, Inc.                                                    171
        17,200 THQ, Inc. *                                                                             95
                                                                                          ---------------
                                                                                                    1,422
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.3%)
        10,200 Art Technology Group, Inc. *                                                            41
           300 Bankrate, Inc. *                                                                         8
         1,000 comScore, Inc. *                                                                        14
         2,000 Constant Contact, Inc. *                                                                42
         1,300 Dice Holdings, Inc. *                                                                    8
         1,400 Digital River, Inc. *                                                                   49
         1,400 DivX, Inc. *                                                                             7
        48,800 EarthLink, Inc. *                                                                      406
        39,200 eBay, Inc. *                                                                           868
         3,800 Google, Inc. "A" *                                                                   1,754
         2,800 Infospace, Inc. *                                                                       23
         4,500 Internap Network Services Corp. *                                                       14
         1,300 Internet Brands, Inc. "A" *                                                              9
         1,900 Internet Capital Group, Inc. *                                                          13
         5,900 J2 Global Communications, Inc. *                                                       126
           800 Keynote Systems, Inc. *                                                                  8
         2,600 Limelight Networks, Inc. *                                                               9
         1,000 Liquidity Services, Inc. *                                                              11
         1,700 Loopnet, Inc. *                                                                         14
           100 MercadoLibre, Inc. *                                                                     3
         3,800 ModusLink Global Solutions, Inc. *                                                      27
         3,000 Move, Inc. *                                                                             9
         3,900 NIC, Inc.                                                                               30
         1,400 Perficient, Inc. *                                                                      11
         5,600 Rackspace Hosting, Inc. *                                                               72
         6,700 RealNetworks, Inc. *                                                                    24
        11,800 Sohu.com, Inc. *(a)                                                                    721
         1,700 Switch & Data Facilities Co., Inc. *                                                    23
         4,500 Terremark Worldwide, Inc. *                                                             24
         2,607 United Online, Inc.                                                                     18
         7,800 ValueClick, Inc. *                                                                      80
         2,800 VeriSign, Inc. *                                                                        59
         3,400 VistaPrint Ltd. *                                                                      141
         1,600 Vocus, Inc. *                                                                           27

================================================================================
                                                 Portfolio of Investments  |  28

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,200 Web Com Group, Inc. *                                                        $           6
                                                                                          ---------------
                                                                                                    4,699
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
        79,900 Accenture Ltd. "A" *                                                                 2,637
        29,724 Acxiom Corp. *                                                                         271
         5,500 CIBER, Inc. *                                                                           21
           500 Cognizant Technology Solutions Corp. "A" *                                              17
           900 Forrester Research, Inc. *                                                              21
        13,945 Gartner, Inc. *                                                                        232
         1,000 iGATE Corp.                                                                              7
         1,100 Integral Systems, Inc. *                                                                 7
         1,500 ManTech International Corp. "A" *                                                       79
         1,000 Maximus, Inc.                                                                           42
           600 NCI, Inc. "A" *                                                                         18
         3,000 Ness Technologies, Inc. *                                                               18
         1,300 RightNow Technologies, Inc. *                                                           16
         1,700 Sapient Corp. *                                                                         13
         1,600 SRA International, Inc. "A" *                                                           32
         1,100 Virtusa Corp. *                                                                         11
                                                                                          ---------------
                                                                                                    3,442
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
         3,745 Advanced Energy Industries, Inc. *                                                      39
        19,200 Amkor Technology, Inc. *                                                               106
         5,600 Brooks Automation, Inc. *                                                               36
         1,400 Cohu, Inc.                                                                              17
           500 Cymer, Inc. *                                                                           18
         8,600 Entegris, Inc. *                                                                        34
           600 FEI Co. *                                                                               14
         5,253 Kulicke & Soffa Industries, Inc. *                                                      28
           400 MEMC Electronic Materials, Inc. *                                                        6
           900 MKS Instruments, Inc. *                                                                 17
        23,100 Novellus Systems, Inc. *                                                               443
         3,600 Photronics, Inc. *                                                                      17
         1,000 Rubicon Technology, Inc. *                                                              12
         2,600 Rudolph Technologies, Inc. *                                                            17
         1,800 Semitool, Inc. *                                                                        12
       106,100 Teradyne, Inc. *                                                                       875
        55,800 Tessera Technologies, Inc. *                                                         1,402
         1,700 Ultratech, Inc. *                                                                       18
         2,600 Veeco Instruments, Inc. *                                                               56
                                                                                          ---------------
                                                                                                    3,167
                                                                                          ---------------
               SEMICONDUCTORS (1.2%)
         2,100 Actel Corp. *                                                                           23
         3,600 Advanced Analogic Technologies, Inc. *                                                  16
        14,900 Advanced Micro Devices, Inc. *                                                          65
         5,500 ANADIGICS, Inc. *                                                                       21
        14,600 Analog Devices, Inc.                                                                   412
         5,500 Applied Micro Circuits Corp. *                                                          44
        12,000 Atmel Corp. *                                                                           50
        38,800 Broadcom Corp. "A" *                                                                 1,104
         3,300 Ceva, Inc. *                                                                            29
         5,400 Cirrus Logic, Inc. *                                                                    27
         6,700 Cree, Inc. *                                                                           247
         2,900 Cypress Semiconductor Corp. *                                                           29
         1,400 DSP Group, Inc. *                                                                       11
         4,400 Entropic Communications, Inc. *                                                         14
         2,900 Exar Corp. *                                                                            22
         3,500 Fairchild Semiconductor International, Inc. *                                           35
        69,300 Integrated Device Technology, Inc. *                                                   473
       140,600 Intel Corp.                                                                          2,857
           388 International Rectifier Corp. *                                                          7
         8,800 Intersil Corp. "A"                                                                     130

================================================================================
29  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,300 IXYS Corp.                                                                   $           9
         5,800 Kopin Corp. *                                                                           22
        45,300 Linear Technology Corp.                                                              1,204
        16,400 LSI Corp. *                                                                             85
        13,800 Marvell Technology Group Ltd. *                                                        210
        10,500 Maxim Integrated Products, Inc.                                                        197
         2,500 Micrel, Inc.                                                                            19
         3,100 Micron Technology, Inc. *                                                               23
         3,600 MIPS Technologies, Inc. *                                                               13
           300 NVE Corp. *                                                                             16
           800 OmniVision Technologies, Inc. *                                                         12
         1,500 Pericom Semiconductor Corp. *                                                           13
         4,900 PMC-Sierra, Inc. *                                                                      45
        76,100 RF Micro Devices, Inc. *                                                               358
        44,735 Semtech Corp. *                                                                        817
         6,100 Silicon Image, Inc. *                                                                   19
        16,500 Silicon Laboratories, Inc. *                                                           743
         4,500 Silicon Storage Technology, Inc. *                                                       8
        67,500 Skyworks Solutions, Inc. *                                                             786
         1,800 Standard Microsystems Corp. *                                                           42
           691 Supertex, Inc. *                                                                        18
           892 Techwell, Inc. *                                                                         8
       407,200 Texas Instruments, Inc.                                                             10,013
         5,600 TriQuint Semiconductor, Inc. *                                                          41
         1,812 Volterra Semiconductor Corp. *                                                          32
        24,900 Zoran Corp. *                                                                          275
                                                                                          ---------------
                                                                                                   20,644
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.4%)
         1,500 ArcSight, Inc. *                                                                        29
        24,100 Ariba, Inc. *                                                                          276
        27,000 BMC Software, Inc. *                                                                   963
        38,900 CA, Inc.                                                                               867
           700 CommVault Systems, Inc. *                                                               13
         2,800 DemandTec, Inc. *                                                                       24
         1,500 Double-Take Software, Inc. *                                                            13
         3,000 FalconStor Software, Inc. *                                                             15
        22,000 MICROS Systems, Inc. *                                                                 613
       368,600 Microsoft Corp.                                                                      9,086
         9,200 Novell, Inc. *                                                                          40
         1,200 Opnet Technologies, Inc.                                                                11
       305,500 Oracle Corp. (b)                                                                     6,681
         2,400 Radiant Systems, Inc. *                                                                 26
        89,800 Red Hat, Inc. *                                                                      2,062
           900 Rovi Corp. *                                                                            28
         4,290 SonicWALL, Inc. *                                                                       32
         1,800 Sourcefire, Inc. *                                                                      34
        70,100 Sybase, Inc. *                                                                       2,443
        43,200 Symantec Corp. *                                                                       653
         3,100 TeleCommunication Systems, Inc. "A" *                                                   23
         5,500 VMware, Inc. "A" *                                                                     195
         6,400 Websense, Inc. *                                                                        97
                                                                                          ---------------
                                                                                                   24,224
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
           300 Anixter International, Inc. *                                                           11
           600 Avnet, Inc. *                                                                           16
         7,200 Brightpoint, Inc. *                                                                     53
         1,100 Electro Rent Corp.                                                                      11
        45,100 Ingram Micro, Inc. "A" *                                                               756
         3,700 Insight Enterprises, Inc. *                                                             42
         4,000 SYNNEX Corp. *                                                                         119

================================================================================
                                                 Portfolio of Investments  |  30

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,900 Tech Data Corp. *                                                            $          72
                                                                                          ---------------
                                                                                                    1,080
                                                                                          ---------------
               Total Information Technology                                                       121,219
                                                                                          ---------------

               MATERIALS (1.3%)
               ----------------
               ALUMINUM (0.0%)
        55,800 Century Aluminum Co. *                                                                 571
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
         5,700 Calgon Carbon Corp. *                                                                   82
         1,900 NL Industries, Inc.                                                                     13
         2,500 Spartech Corp.                                                                          29
        22,351 Westlake Chemical Corp. (a)                                                            537
                                                                                          ---------------
                                                                                                      661
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        23,600 Cabot Corp.                                                                            467
       151,800 Dow Chemical Co.                                                                     3,232
        17,600 Eastman Chemical Co.                                                                   918
        12,700 Huntsman Corp.                                                                         109
         1,455 LSB Industries, Inc. *                                                                  22
         2,300 ShengdaTech, Inc. *                                                                     14
                                                                                          ---------------
                                                                                                    4,762
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
         1,600 Brush Engineered Materials, Inc. *                                                      35
           400 Compass Minerals International, Inc.                                                    21
         3,000 Horsehead Holding Corp. *                                                               34
        14,200 Walter Industries, Inc.                                                                737
                                                                                          ---------------
                                                                                                      827
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
         1,600 American Vanguard Corp.                                                                 14
        46,900 CF Industries Holdings, Inc. (b)                                                     3,830
         3,000 Intrepid Potash, Inc. *                                                                 71
        11,000 Mosaic Co.                                                                             533
         7,000 Scotts Miracle-Gro Co. "A"                                                             285
        28,300 Terra Industries, Inc.                                                                 880
                                                                                          ---------------
                                                                                                    5,613
                                                                                          ---------------
               FOREST PRODUCTS (0.0%)
           200 Deltic Timber Corp.                                                                     10
         8,200 Louisiana-Pacific Corp. *                                                               62
                                                                                          ---------------
                                                                                                       72
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.2%)
           900 AEP Industries, Inc. *                                                                  35
           700 AptarGroup, Inc.                                                                        24
           700 BWAY Holding Co. *                                                                      11
         2,550 Myers Industries, Inc.                                                                  26
       169,590 Pactiv Corp. *                                                                       4,214
           600 Silgan Holdings, Inc.                                                                   29
                                                                                          ---------------
                                                                                                    4,339
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
           600 Bemis Co., Inc.                                                                         16
         2,400 Boise, Inc. *                                                                           10
         5,400 Sealed Air Corp.                                                                       102
           500 Sonoco Products Co.                                                                     13
                                                                                          ---------------
                                                                                                      141
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
         3,300 Buckeye Technologies, Inc. *                                                            33
           900 Clearwater Paper Corp. *                                                                42

================================================================================
31  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
         1,700 Glatfelter                                                                   $          18
       109,000 International Paper Co.                                                              2,502
         3,400 Schweitzer-Mauduit International, Inc.                                                 167
         2,100 Wausau Paper Corp.                                                                      20
                                                                                          ---------------
                                                                                                    2,782
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.1%)
         1,513 A. Schulman, Inc.                                                                       30
         1,600 Balchem Corp.                                                                           40
         1,500 Cytec Industries, Inc.                                                                  43
         3,600 Ferro Corp.                                                                             28
           550 GenTek, Inc. *                                                                          15
         6,400 H.B. Fuller Co.                                                                        126
         1,400 Innophos Holdings, Inc.                                                                 27
         1,900 Innospec, Inc.                                                                          26
         1,200 Landec Corp. *                                                                           7
        17,900 Lubrizol Corp.                                                                       1,141
           700 Minerals Technologies, Inc.                                                             31
           800 Newmarket Corp.                                                                         67
           400 OM Group, Inc. *                                                                        11
         7,600 PolyOne Corp. *                                                                         39
           900 Quaker Chemical Corp.                                                                   19
           800 Sensient Technologies Corp.                                                             21
         3,000 Sigma-Aldrich Corp.                                                                    152
           600 Stepan Co.                                                                              33
        11,100 Valspar Corp.                                                                          297
         1,700 Zep, Inc.                                                                               27
                                                                                          ---------------
                                                                                                    2,180
                                                                                          ---------------
               STEEL (0.1%)
         1,300 AM Castle & Co.                                                                         14
           600 Cliffs Natural Resources, Inc.                                                          15
         1,300 General Steel Holdings, Inc. *                                                           5
         2,200 Gibraltar Industries, Inc.                                                              27
           900 Haynes International, Inc. *                                                            24
        22,600 Nucor Corp.                                                                          1,007
           700 Olympic Steel, Inc.                                                                     19
           500 Schnitzer Steel Industries, Inc. "A"                                                    27
        42,835 Worthington Industries, Inc.                                                           564
                                                                                          ---------------
                                                                                                    1,702
                                                                                          ---------------
               Total Materials                                                                     23,650
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.0%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
           500 Abovenet, Inc. *                                                                        46
           300 Clearwire Corp. "A" *                                                                    2
        32,414 Cogent Communications Group, Inc. *                                                    313
         7,100 Globalstar, Inc. *                                                                       6
        29,900 Level 3 Communications, Inc. *                                                          36
        10,100 PAETEC Holding Corp. *                                                                  28
        19,600 Premiere Global Services, Inc. *                                                       183
                                                                                          ---------------
                                                                                                      614
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
         4,700 Alaska Communications Systems Group, Inc.                                               37
       222,500 AT&T, Inc.                                                                           5,796
           500 Atlantic Tele-Network, Inc.                                                             24
         1,500 Cbeyond, Inc. *                                                                         22
         2,505 CenturyTel, Inc.                                                                        81
        15,000 Cincinnati Bell, Inc. *                                                                 50
         3,300 General Communication, Inc. "A" *                                                       22
        37,700 Qwest Communications International, Inc. (a)                                           135

================================================================================
                                                 Portfolio of Investments  |  32

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
       259,400 Verizon Communications, Inc. (b)                                             $       8,052
                                                                                          ---------------
                                                                                                   14,219
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        30,300 Centennial Communications Corp. *                                                      229
        17,400 ICO Global Communications Holdings Ltd. *                                               12
           900 iPCS, Inc. *                                                                            14
         1,500 Leap Wireless International, Inc. *                                                     25
           550 NII Holdings, Inc. "B" *                                                                13
         1,800 NTELOS Holdings Corp.                                                                   29
         2,900 Shenandoah Telecommunications Co.                                                       50
        74,000 Sprint Nextel Corp. *                                                                  271
        31,000 Syniverse Holdings, Inc. *                                                             554
        20,200 Telephone & Data Systems, Inc.                                                         533
         8,771 U.S. Cellular Corp. *                                                                  320
        11,700 USA Mobility, Inc.                                                                     149
         3,100 Virgin Mobile USA, Inc. "A" *                                                           15
                                                                                          ---------------
                                                                                                    2,214
                                                                                          ---------------
               Total Telecommunication Services                                                    17,047
                                                                                          ---------------

               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
           500 Allegheny Energy, Inc.                                                                  13
        39,900 American Electric Power Co., Inc.                                                    1,254
           500 Central Vermont Public Service Corp.                                                     9
         1,400 Cleco Corp.                                                                             34
        51,900 DPL, Inc.                                                                            1,286
        34,900 Duke Energy Corp.                                                                      541
        23,500 Edison International                                                                   785
         2,000 El Paso Electric Co. *                                                                  34
        27,100 FirstEnergy Corp.                                                                    1,223
        45,000 FPL Group, Inc.                                                                      2,528
           200 Great Plains Energy, Inc.                                                                4
        15,009 Hawaiian Electric Industries, Inc.                                                     261
           800 IdaCorp, Inc.                                                                           23
         4,100 MGE Energy, Inc.                                                                       145
           500 Portland General Electric Co.                                                           10
        45,800 PPL Corp.                                                                            1,347
         3,200 Progress Energy, Inc.                                                                  126
        33,400 Southern Co.                                                                         1,042
           400 UIL Holdings Corp.                                                                      10
                                                                                          ---------------
                                                                                                   10,675
                                                                                          ---------------
               GAS UTILITIES (0.1%)
           600 Chesapeake Utilities Corp.                                                              18
           600 Laclede Group, Inc.                                                                     19
           800 National Fuel Gas Co.                                                                   36
        14,900 New Jersey Resources Corp.                                                             548
         1,100 Nicor, Inc.                                                                             40
         5,850 Northwest Natural Gas Co.                                                              246
         2,500 Piedmont Natural Gas Co., Inc.                                                          60
         1,100 Southwest Gas Corp.                                                                     27
        39,600 UGI Corp.                                                                            1,010
                                                                                          ---------------
                                                                                                    2,004
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
        81,700 AES Corp. *                                                                          1,117
        42,560 Mirant Corp. *                                                                         717
        20,500 NRG Energy, Inc. *                                                                     551
         7,000 Ormat Technologies, Inc.                                                               252
         5,600 RRI Energy, Inc. *                                                                      33
                                                                                          ---------------
                                                                                                    2,670
                                                                                          ---------------

================================================================================
33  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES (0.7%)
         3,800 Avista Corp.                                                                 $          74
           500 Black Hills Corp.                                                                       13
         3,272 CH Energy Group, Inc.                                                                  150
        16,600 Dominion Resources, Inc.                                                               549
        64,700 DTE Energy Co.                                                                       2,250
         1,200 NorthWestern Corp.                                                                      29
         1,300 NSTAR                                                                                   41
        71,900 PG&E Corp.                                                                           2,919
        22,400 PNM Resources, Inc.                                                                    262
       138,500 Public Service Enterprise Group, Inc.                                                4,386
        25,400 Sempra Energy                                                                        1,274
                                                                                          ---------------
                                                                                                   11,947
                                                                                          ---------------
               WATER UTILITIES (0.0%)
           300 American States Water Co.                                                               10
           900 American Water Works Co., Inc.                                                          18
           600 Aqua America, Inc.                                                                      10
           592 Cadiz, Inc. *                                                                            7
         1,300 California Water Service Group                                                          49
         1,100 Connecticut Water Service, Inc.                                                         24
         1,800 Middlesex Water Co.                                                                     28
           900 SJW Corp.                                                                               20
         1,400 Southwest Water Co.                                                                      6
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------
               Total Utilities                                                                     27,468
                                                                                          ---------------
               Total Common Stocks (cost: $542,507)                                               602,353
                                                                                          ---------------
               PREFERRED SECURITIES (0.5%)

               CONSUMER STAPLES (0.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
        35,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (e)          2,324
                                                                                          ---------------

               FINANCIALS (0.4%)
               -----------------
               LIFE & HEALTH INSURANCE (0.4%)
       130,000 Delphi Financial Group, Inc., 7.38%, perpetual                                       2,243
       165,000 Delphi Financial Group, Inc., 8.00%                                                  3,646
                                                                                          ---------------
                                                                                                    5,889
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        12,000 Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual *            113
                                                                                          ---------------
               Total Financials                                                                     6,002
                                                                                          ---------------

               GOVERNMENT (0.0%)
               -----------------
       140,000 Fannie Mae, 8.25%, perpetual *                                                         289
        80,000 Freddie Mac, 8.38%, perpetual *                                                        171
                                                                                          ---------------
               Total Government                                                                       460
                                                                                          ---------------
               Total Preferred Securities (cost: $15,580)                                           8,786
                                                                                          ---------------
               WARRANTS (0.0%)

               ENERGY (0.0%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
            90 GreenHunter Energy, Inc., acquired 07/15/2008; cost: $0(a),(c),(d)                      --
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  34

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               INVESTMENT COMPANIES (0.7%)
     1,728,513 PIMCO Commodity Real Return Strategy Fund  (cost  $12,157)                   $      13,050
                                                                                          ---------------
               HEDGE FUNDS (2.5%)
     2,866,972 Deutsche iGAP Investment Trust "B", acquired 10/01/2008; cost:
               $50,000*(c),(f)                                                                     43,779
                                                                                          ---------------
               Total U.S. Equity Securities(cost: $620,245)                                       667,968
                                                                                          ---------------

               INTERNATIONAL EQUITY SECURITIES (21.7%)

               COMMON STOCKS (17.4%)

               CONSUMER DISCRETIONARY (1.3%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
         1,200 FGX International Holdings Ltd. *                                                       17
           666 Hermes International                                                                    99
           619 Lululemon Athletica, Inc. *                                                             12
         2,593 Swatch Group Ltd.                                                                      110
                                                                                          ---------------
                                                                                                      238
                                                                                          ---------------
               APPAREL RETAIL (0.1%)
        10,800 Fast Retailing Co.                                                                   1,294
        10,443 Hennes & Mauritz AB "B"                                                                579
                                                                                          ---------------
                                                                                                    1,873
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
        11,300 Denso Corp.                                                                            329
        10,000 NHK Spring Co.                                                                          74
        21,800 NOK Corp.                                                                              297
        16,100 Toyota Industries Corp.                                                                434
                                                                                          ---------------
                                                                                                    1,134
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.5%)
         7,658 Daimler AG                                                                             346
        18,218 Fiat S.p.A. *                                                                          216
        63,200 Honda Motor Co. Ltd.                                                                 1,993
       123,000 Mazda Motor Corp. *                                                                    341
       190,000 Mitsubishi Motors Corp. *(a)                                                           345
       229,500 Nissan Motor Co. Ltd. *                                                              1,603
        76,400 Toyota Motor Corp.                                                                   3,276
         2,369 Volkswagen AG (a)                                                                      459
                                                                                          ---------------
                                                                                                    8,579
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.0%)
           900 USS Co. Ltd.                                                                            57
                                                                                          ---------------
               BROADCASTING (0.0%)
           900 Central European Media Enterprises Ltd. "A" *                                           26
                                                                                          ---------------
               CABLE & SATELLITE (0.0%)
        28,990 SES                                                                                    568
                                                                                          ---------------
               CASINOS & GAMING (0.1%)
         1,017 bwin Interactive Entertainment AG *                                                     40
        29,911 OPAP S.A.                                                                              729
        78,822 Tabcorp Holdings Ltd.                                                                  447
       240,909 Tatts Group Ltd.                                                                       505
                                                                                          ---------------
                                                                                                    1,721
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
       168,583 Home Retail Group (d)                                                                  851
                                                                                          ---------------

================================================================================
35  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
        32,443 JB Hi-Fi Ltd.                                                                $         488
         1,800 KS Holdings Corp.                                                                       55
                                                                                          ---------------
                                                                                                      543
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
        51,000 Matsushita Electric Industrial Co. Ltd.                                                817
         9,000 Sharp Corp.                                                                            104
        35,900 Sony Corp.                                                                             970
                                                                                          ---------------
                                                                                                    1,891
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
       156,128 Marks & Spencer Group plc (d)                                                          859
        13,597 Next plc (d)                                                                           361
         9,631 PPR                                                                                  1,118
                                                                                          ---------------
                                                                                                    2,338
                                                                                          ---------------
               DISTRIBUTORS (0.0%)
       151,262 Pacific Brands Ltd. *                                                                  143
                                                                                          ---------------
               FOOTWEAR (0.0%)
        78,000 Yue Yuen Industrial Holdings, Ltd.                                                     203
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.0%)
         2,600 Shimachu Co.                                                                            61
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
         2,650 Nitori Co.                                                                             205
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
         6,300 Orient-Express Hotels Ltd. "A"                                                          63
                                                                                          ---------------
               INTERNET RETAIL (0.0%)
           122 Dena Co. Ltd. (a)                                                                      386
        17,567 Wotif.com Holdings Ltd.                                                                 83
                                                                                          ---------------
                                                                                                      469
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
        28,000 TOKYO DOME Corp.                                                                        85
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        13,800 Heiwa Corp.                                                                            154
         6,800 Sankyo Co.                                                                             429
                                                                                          ---------------
                                                                                                      583
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
        38,485 Vivendi S.A.                                                                         1,096
                                                                                          ---------------
               PUBLISHING (0.0%)
        23,402 Daily Mail and General Trust plc (d)                                                   148
        35,029 Fairfax Media Ltd.                                                                      43
         5,511 Pearson plc (d)                                                                         67
         4,241 Reed Elsevier N.V.                                                                      45
        33,782 Reed Elsevier plc (d)                                                                  246
                                                                                          ---------------
                                                                                                      549
                                                                                          ---------------
               RESTAURANTS (0.0%)
        26,553 Compass Group plc (d)                                                                  141
                                                                                          ---------------
               TEXTILES (0.0%)
         5,000 Nisshinbo Industries, Inc.                                                              58
                                                                                          ---------------
               TIRES & RUBBER (0.0%)
        24,000 Toyo Tire & Rubber Co. Ltd. *                                                           57
                                                                                          ---------------
               Total Consumer Discretionary                                                        23,532
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  36

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               CONSUMER STAPLES (1.3%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       180,040 Golden Agri-Resources Ltd. *                                                 $          59
        41,181 Suedzucker AG                                                                          803
       404,000 Wilmar International Ltd.                                                            1,834
                                                                                          ---------------
                                                                                                    2,696
                                                                                          ---------------
               BREWERS (0.2%)
         9,200 Asahi Breweries Ltd.                                                                   160
        16,792 Carlsberg A/S                                                                        1,206
         8,808 Heineken Holding N.V.                                                                  312
        30,568 InBev N.V.                                                                           1,320
        10,000 Kirin Holdings Co. Ltd.                                                                147
                                                                                          ---------------
                                                                                                    3,145
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.1%)
       127,612 Diageo plc (d)                                                                       1,982
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
        86,895 AWB "B"                                                                                 95
        80,156 Metcash Ltd.                                                                           290
                                                                                          ---------------
                                                                                                      385
                                                                                          ---------------
               FOOD RETAIL (0.2%)
         6,366 Casino Guichard-Perrachon S.A.                                                         482
         8,706 Delhaize Group                                                                         583
        41,112 Jeronimo Martins SGPS S.A.                                                             321
        34,824 Koninklijke Ahold  N.V.                                                                408
        73,298 Tesco plc (d)                                                                          449
        32,773 Woolworths Ltd.                                                                        776
                                                                                          ---------------
                                                                                                    3,019
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.1%)
         2,584 Henkel AG & Co. KGaA                                                                    86
        37,714 Reckitt Benckiser Group plc (d)                                                      1,747
                                                                                          ---------------
                                                                                                    1,833
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.0%)
         2,758 Wesfarmers Ltd.                                                                         59
        15,592 Wesfarmers Ltd.                                                                        331
                                                                                          ---------------
                                                                                                      390
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
       240,172 Goodman Fielder Ltd.                                                                   312
           247 Lindt & Spruengli                                                                      525
         9,000 Mitsui Sugar Co., Ltd.                                                                  33
        69,888 Nestle S.A.                                                                          2,903
        12,689 Unilever N.V.                                                                          355
        44,144 Unilever plc (d)                                                                     1,202
                                                                                          ---------------
                                                                                                    5,330
                                                                                          ---------------
               SOFT DRINKS (0.0%)
        13,523 Coca-Cola Amatil Ltd.                                                                  113
                                                                                          ---------------
               TOBACCO (0.2%)
        51,188 British America Tobacco plc (d)                                                      1,556
        58,419 Imperial Tobacco Group plc (d)                                                       1,639
        41,487 Swedish Match                                                                          799
                                                                                          ---------------
                                                                                                    3,994
                                                                                          ---------------
               Total Consumer Staples                                                              22,887
                                                                                          ---------------

================================================================================
37  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               ENERGY (1.8%)
               -------------
               COAL & CONSUMABLE FUELS (0.0%)
        14,329 Energy Resources of Australia Ltd.                                           $         315
                                                                                          ---------------
               INTEGRATED OIL & GAS (1.5%)
        31,893 BG Group plc (d)                                                                       526
       448,937 BP plc (d),(g)                                                                       3,864
        67,774 ENI S.p.A.                                                                           1,607
        71,200 Lukoil Oil Co. (d)                                                                   3,534
         6,931 OMV AG                                                                                 273
       149,900 Petroleo Brasileiro S.A. ADR                                                         5,942
        35,189 Repsol YPF S.A.                                                                        873
       115,782 Royal Dutch Shell plc "A" (d),(g)                                                    3,206
        96,966 Royal Dutch Shell plc "B" (d),(g)                                                    2,636
        73,850 Statoil ASA                                                                          1,609
        47,783 Total S.A. (g)                                                                       2,738
                                                                                          ---------------
                                                                                                   26,808
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
        99,400 Acergy S.A                                                                           1,000
        12,797 Technip S.A.                                                                           791
                                                                                          ---------------
                                                                                                    1,791
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.0%)
        19,200 Energy XXI Bermuda Ltd.                                                                 14
         3,803 Woodside Petroleum Ltd.                                                                158
                                                                                          ---------------
                                                                                                      172
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.2%)
        36,724 Caltex Australia *                                                                     384
       250,000 Cosmo Oil Co. Ltd.                                                                     768
       206,500 Nippon Mining Holdings, Inc.                                                         1,030
       219,000 Nippon Oil Corp.                                                                     1,252
                                                                                          ---------------
                                                                                                    3,434
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
         4,200 DHT Maritime, Inc.                                                                      22
         1,300 Frontline Ltd.                                                                          29
         4,000 General Maritime Corp.                                                                  32
         3,400 Nordic American Tanker Shipping Ltd.                                                   101
         3,500 Ship Finance International Ltd.                                                         44
                                                                                          ---------------
                                                                                                      228
                                                                                          ---------------
               Total Energy                                                                        32,748
                                                                                          ---------------

               FINANCIALS (5.0%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
        36,556 3i Group plc (d)                                                                       179
         5,769 F&C Asset Management plc (d)                                                             7
        32,100 Invesco Ltd. ADR                                                                       666
                                                                                          ---------------
                                                                                                      852
                                                                                          ---------------
               CONSUMER FINANCE (0.0%)
         2,300 SFCG Co. Ltd., acquired 06/26/2008 & 07/16/2008; cost: $274*(c),(d)                     --
                                                                                          ---------------
               DIVERSIFIED BANKS (3.3%)
        12,943 Australia and New Zealand Banking Group Ltd.                                           233
       339,417 Banca Intesa S.p.A. *                                                                1,471
       120,907 Banco Bilbao Vizcaya Argentaria S.A.                                                 2,148
        52,890 Banco Comercial Portugues, S.A.                                                         69
        72,848 Banco Espirito Santo S.A.                                                              479
         2,300 Banco Latinoamericano de Exportaciones S.A. "E"                                         33
        29,137 Banco Popular Espanol S.A.                                                             314
       330,739 Banco Santander S.A. (g)                                                             5,090

================================================================================
                                                 Portfolio of Investments  |  38

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     7,425,000 Bank of China Ltd. "H"                                                       $       3,612
       820,375 Barclays plc *(d)                                                                    5,028
        47,715 BNP Paribas S.A.                                                                     3,842
       156,500 BOC Hong Kong Holdings Ltd.                                                            313
     1,906,000 China CITIC Bank "H"                                                                 1,153
     4,805,000 China Construction Bank Corp. "H"                                                    3,621
       122,000 Chuo Mitsui Trust Holdings, Inc.                                                       514
        21,321 Commonwealth Bank of Australia                                                         829
        43,423 Danske Bank A/S *                                                                    1,167
       100,000 DBS Group Holdings Ltd.                                                                877
       141,288 Dexia *(a)                                                                           1,209
        52,800 DnB NOR ASA *                                                                          540
        14,749 Erste Bank der Oesterreichischen Sparkassen AG                                         625
        12,000 Hang Seng Bank                                                                         170
       368,093 HSBC Holdings plc (d),(g)                                                            4,021
     2,651,000 Industrial and Commercial Bank of China Ltd. "H"                                     1,809
        88,117 Intesa Sanpaolo                                                                        287
       618,120 Lloyds TSB Group plc *(d)                                                            1,117
       228,400 Mitsubishi UFJ Financial Group, Inc.                                                 1,458
        43,188 National Australia Bank Ltd.                                                         1,040
        52,600 National Bank of Canada                                                              2,952
        41,871 National Bank of Greece S.A. *                                                       1,312
        19,303 Nordea Bank AB                                                                         202
        66,880 OTP Bank *                                                                           1,725
       356,000 Overseas Chinese Town Asia Holdings Ltd. (a)                                         1,912
       100,354 Standard Chartered plc (d)                                                           2,278
        11,800 Sumitomo Mitsui Financial Group, Inc.                                                  509
        24,043 Svenska Handelsbanken AB "A"                                                           630
       327,361 UniCredito Italiano S.p.A. *                                                         1,186
        15,000 United Overseas Bank Ltd.                                                              174
       103,239 Westpac Banking Corp.                                                                2,126
                                                                                          ---------------
                                                                                                   58,075
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
        51,389 Credit Suisse Group                                                                  2,618
        28,626 Deutsche Bank AG                                                                     1,943
       373,900 Investec plc (d)                                                                     2,638
         8,475 UBS AG *                                                                               157
                                                                                          ---------------
                                                                                                    7,356
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
       157,000 Daiwa Securities Group, Inc.                                                           968
         2,000 Lazard Ltd. "A"                                                                         78
         1,938 Macquarie Group Ltd.                                                                    83
        91,347 Marfin Investment Group S.A. *                                                         354
         7,900 MF Global Ltd. *                                                                        56
       145,500 Nomura Holdings, Inc.                                                                1,287
                                                                                          ---------------
                                                                                                    2,826
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.2%)
       115,131 AEGON N.V. *                                                                           867
         5,490 CNP Assurances                                                                         548
       663,355 Legal & General Group plc (d)                                                          824
       827,217 Old Mutual plc (d)                                                                   1,254
        49,430 Prudential plc (d)                                                                     431
                                                                                          ---------------
                                                                                                    3,924
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
        12,816 Allianz Holding AG                                                                   1,481
       174,809 Aviva plc (d)                                                                        1,145
        15,018 AXA S.A.                                                                               342
           100 Helvetia Holding AG                                                                     32
           713 Topdanmark A/S *                                                                        97
         6,125 Zurich Financial Services AG                                                         1,346
                                                                                          ---------------
                                                                                                    4,443
                                                                                          ---------------

================================================================================
39  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               MULTI-SECTOR HOLDINGS (0.1%)
         3,250 Compagnie Nationale a Portefeuille                                           $         169
         5,900 Corporacion Financiera Alba S.A.                                                       320
        91,675 Criteria Caixacorp S.A.                                                                460
         4,407 Groupe Bruxelles Lambert S.A.                                                          386
                                                                                          ---------------
                                                                                                    1,335
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
        92,893 ING Groep N.V. *                                                                     1,404
        16,177 SNS Reaal N.V. *                                                                       125
                                                                                          ---------------
                                                                                                    1,529
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
         2,636 Argo Group International Holdings Ltd. *                                                93
         2,200 Aspen Insurance Holdings Ltd.                                                           56
         3,900 Axis Capital Holdings Ltd.                                                             119
        16,250 Brit Insurance Holdings plc (d)                                                         57
         9,879 Fondiaria-Sai S.p.A.                                                                   190
        35,000 Fuji Fire and Marine Insurance Co. Ltd. *                                               48
         5,015 QBE Insurance Group Ltd.                                                                97
        60,684 Suncorp Metway                                                                         402
         2,900 United American Indemnity Ltd. "A" *                                                    18
                                                                                          ---------------
                                                                                                    1,080
                                                                                          ---------------
               REGIONAL BANKS (0.1%)
        10,147 Bank of Queensland Ltd.                                                                100
        29,274 Bendigo Bank Ltd.                                                                      205
        11,000 Chiba Bank Ltd.                                                                         69
        41,000 Fukuoka Financial Group, Inc.                                                          184
        23,000 Hachijuni Bank Ltd.                                                                    132
         1,900 Oriental Financial Group, Inc.                                                          26
        18,600 Resona Holdings, Inc.                                                                  254
       275,000 Shinsei Bank Ltd. *                                                                    467
        22,000 Yamaguchi Financial Group, Inc.                                                        253
                                                                                          ---------------
                                                                                                    1,690
                                                                                          ---------------
               REINSURANCE (0.3%)
         5,500 Endurance Specialty Holdings Ltd.                                                      190
           607 Enstar Group Ltd. *                                                                     38
         1,600 Everest Reinsurance Group Ltd.                                                         135
         3,304 Flagstone Reinsurance Holdings Ltd.                                                     36
         2,400 Greenlight Capital Re Ltd. "A" *                                                        44
        23,499 Hannover Rueckversicherungs *                                                        1,034
         7,100 Montpelier Re Holdings Ltd.                                                            114
         5,753 Muenchener Rueckversicherungs-Gesellschaft AG                                          858
         1,500 PartnerRe Ltd.                                                                         111
         1,600 RenaissanceRe Holdings Ltd.                                                             87
        74,112 SCOR SE                                                                              1,950
        11,388 Swiss Re                                                                               525
         1,100 Validus Holdings Ltd.                                                                   28
                                                                                          ---------------
                                                                                                    5,150
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
         2,300 Century Tokyo Leasing Corp.                                                             26
        56,800 Hong Kong Exchanges & Clearing Ltd.                                                    989
                                                                                          ---------------
                                                                                                    1,015
                                                                                          ---------------
               Total Financials                                                                    89,275
                                                                                          ---------------

               HEALTH CARE (1.3%)
               ------------------
               BIOTECHNOLOGY (0.0%)
           865 Actelion Ltd. *                                                                         50
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  40

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               HEALTH CARE DISTRIBUTORS (0.0%)
         3,800 Toho Holdings Co. Ltd.                                                       $          56
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.1%)
         1,300 Orthofix International N.V. *                                                           36
         1,852 Synthes, Inc.                                                                          217
        11,000 Terumo Corp.                                                                           579
         3,810 William Demant Holding *                                                               233
                                                                                          ---------------
                                                                                                    1,065
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
         3,311 Ramsay Health Care                                                                      29
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.0%)
         4,538 Essilor International S.A.                                                             245
         4,000 Nipro Corp.                                                                             86
                                                                                          ---------------
                                                                                                      331
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
         9,151 Qiagen NV *                                                                            188
                                                                                          ---------------
               PHARMACEUTICALS (1.2%)
        16,300 Astellas Pharma, Inc.                                                                  653
        48,133 AstraZeneca plc (d)                                                                  2,218
        14,019 Bayer AG                                                                               861
       144,267 GlaxoSmithKline plc (d)                                                              2,824
        63,100 H Lundbeck A/S                                                                       1,246
         2,000 Kissei Pharmaceutical Co. Ltd.                                                          48
        10,000 Kyorin Co. Ltd.                                                                        170
        71,132 Novartis AG                                                                          3,297
        14,664 Novo Nordisk A/S                                                                       894
        11,427 Roche Holdings AG                                                                    1,816
        47,858 Sanofi-Aventis S.A.                                                                  3,247
         2,864 Stada Arzneimittel AG                                                                   64
        42,900 Takeda Pharmaceutical Co. Ltd.                                                       1,729
        36,393 Teva Pharmaceutical Industries Ltd. ADR                                              1,874
                                                                                          ---------------
                                                                                                   20,941
                                                                                          ---------------
               Total Health Care                                                                   22,660
                                                                                          ---------------

               INDUSTRIALS (1.7%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
       202,103 BAE Systems plc (d),(g)                                                              1,021
        59,918 European Aeronautic Defense and Space Co. N.V. (a)                                   1,242
        16,304 Meggitt plc (d)                                                                         57
        21,672 Safran S.A.                                                                            398
                                                                                          ---------------
                                                                                                    2,718
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.0%)
         2,700 UTi Worldwide, Inc. *                                                                   35
         9,000 Yamato Holdings Co. Ltd.                                                               149
                                                                                          ---------------
                                                                                                      184
                                                                                          ---------------
               AIRLINES (0.0%)
           800 Copa Holdings S.A. "A"                                                                  34
        26,378 Qantas Airways Ltd.                                                                     56
                                                                                          ---------------
                                                                                                       90
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
       149,000 Asahi Glass Co. Ltd.                                                                 1,297
                                                                                          ---------------
               COMMERCIAL PRINTING (0.0%)
        43,000 Toppan Printing Co. Ltd.                                                               425
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.1%)
       261,413 Balfour Beatty plc (d)                                                               1,418

================================================================================
41  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

         4,738 Bouygues S.A.                                                                $         235
         9,000 Kinden Corp.                                                                            81
         5,377 Obrascon Huarte Lain S.A.                                                              140
                                                                                          ---------------
                                                                                                    1,874
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
       108,000 SembCorp Marine Ltd.                                                                   232
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
       189,586 Brambles Ltd.                                                                        1,190
        22,315 Cape plc *(d)                                                                           69
                                                                                          ---------------
                                                                                                    1,259
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
         5,703 Schneider Electric S.A.                                                                526
        51,400 Sumitomo Electric Industries Ltd.                                                      664
                                                                                          ---------------
                                                                                                    1,190
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
        38,393 Serco Group plc (d)                                                                    291
                                                                                          ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.2%)
         9,413 ABB Ltd. *                                                                             181
        20,937 Alstom S.A.                                                                          1,471
       189,000 Mitsubishi Electric Corp. *                                                          1,405
           803 Vestas Wind Systems A/S *                                                               58
                                                                                          ---------------
                                                                                                    3,115
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.0%)
         1,736 Atlantia S.p.A.                                                                         39
       299,376 Macquarie Infrastructure Group                                                         336
         2,353 Societe des Autoroutes Paris-Rhin-Rhone                                                176
                                                                                          ---------------
                                                                                                      551
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
       141,000 Hutchison Whampoa Ltd.                                                                 989
         1,200 Jardine Matheson Holdings Ltd.                                                          35
        57,000 Keppel Corp. Ltd.                                                                      301
        29,010 LG Corp.                                                                             1,768
        10,649 Siemens AG                                                                             923
                                                                                          ---------------
                                                                                                    4,016
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
        11,533 Atlas Copco AB                                                                         145
        33,760 Invensys plc (d)                                                                       150
        37,728 Kone Oyj "B"                                                                         1,312
        34,613 Wartsila Corp. OYJ "B"                                                               1,308
                                                                                          ---------------
                                                                                                    2,915
                                                                                          ---------------
               MARINE (0.0%)
         4,000 Eagle Bulk Shipping, Inc.                                                               20
         2,876 Kuehne & Nagel International AG                                                        228
                                                                                          ---------------
                                                                                                      248
                                                                                          ---------------
               MARINE PORTS & SERVICES (0.0%)
        66,000 Kamigumi Co. Ltd.                                                                      558
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
        25,955 Corp. Express Australia Ltd.                                                            91
                                                                                          ---------------
               RAILROADS (0.0%)
            58 Central Japan Railway Co.                                                              392
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
         3,767 Bureau Veritas S.A.                                                                    190
        25,175 Experian plc (d)                                                                       211

================================================================================
                                                 Portfolio of Investments  |  42

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

           453 SGS S.A.                                                                     $         560
                                                                                          ---------------
                                                                                                      961
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
        18,700 Secom Co., Ltd.                                                                        844
       108,154 Securitas AB "B"                                                                     1,054
                                                                                          ---------------
                                                                                                    1,898
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
         3,800 Aircastle Ltd.                                                                          35
       116,000 Itochu Corp.                                                                           823
        84,000 Marubeni Corp.                                                                         418
        50,500 Mitsubishi Corp.                                                                     1,023
        29,000 Mitsui & Co. Ltd.                                                                      378
     1,066,000 Noble Group Ltd.                                                                     1,568
       119,200 Sumitomo Corp.                                                                       1,221
                                                                                          ---------------
                                                                                                    5,466
                                                                                          ---------------
               TRUCKING (0.0%)
        32,000 ComfortDelGro Corp. Ltd.                                                                34
        32,000 Nippon Express Co.                                                                     143
                                                                                          ---------------
                                                                                                      177
                                                                                          ---------------
               Total Industrials                                                                   29,948
                                                                                          ---------------

               INFORMATION TECHNOLOGY (1.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
        19,000 AsiaInfo Holdings, Inc. *                                                              327
        15,162 Autonomy Corp. *(d)                                                                    319
         4,600 NSD Co. Ltd.                                                                            49
        17,500 SAP AG                                                                                 854
                                                                                          ---------------
                                                                                                    1,549
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.0%)
        21,168 LM Ericsson Telephone Co. "B" ADR                                                      202
        26,452 Nokia Oyj                                                                              368
                                                                                          ---------------
                                                                                                      570
                                                                                          ---------------
               COMPUTER HARDWARE (0.1%)
       200,000 Fujitsu Ltd.                                                                         1,345
       121,000 NEC Corp. *                                                                            437
                                                                                          ---------------
                                                                                                    1,782
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.0%)
        12,600 Seiko Epson Corp.                                                                      187
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
        86,599 Computershare Ltd.                                                                     740
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.2%)
         2,600 Kyocera Corp.                                                                          217
         3,700 Mabuchi Motor Co.                                                                      188
        14,100 Mitsumi Electric Co. Ltd.                                                              327
        15,700 Murata Manufacturing Co., Ltd.                                                         742
        14,500 Nidec Corp.                                                                          1,043
       107,000 Nippon Electric Glass Co. Ltd.                                                       1,111
                                                                                          ---------------
                                                                                                    3,628
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
         5,800 Nintendo Co. Ltd.                                                                    1,568
         9,900 Square Enix Holdings Co., Ltd.                                                         255
                                                                                          ---------------
                                                                                                    1,823
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.1%)
            98 eAccess Ltd.                                                                            72
           130 Open Text Corp. *                                                                        5

================================================================================
43  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        68,200 Tencent Holdings Ltd.                                                        $       1,017
        22,703 United Internet AG *                                                                   321
         1,004 Yahoo Japan Corp.                                                                      341
                                                                                          ---------------
                                                                                                    1,756
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.1%)
         5,200 Amdocs Ltd. *                                                                          127
           237 NTT Data Corp.                                                                         807
                                                                                          ---------------
                                                                                                      934
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
         7,200 Canon, Inc.                                                                            277
         4,285 Neopost S.A.                                                                           353
        11,259 Oce N.V.                                                                                66
                                                                                          ---------------
                                                                                                      696
                                                                                          ---------------
               SEMICONDUCTORS (0.3%)
         4,600 Rohm Co.                                                                               310
         6,526 Samsung Electronics Co. Ltd.                                                         4,029
                                                                                          ---------------
                                                                                                    4,339
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.0%)
         1,000 Oracle Corp.                                                                            42
                                                                                          ---------------
               Total Information Technology                                                        18,046
                                                                                          ---------------

               MATERIALS (1.5%)
               ----------------
               ALUMINUM (0.0%)
        80,200 Norsk Hydro ASA *                                                                      480
                                                                                          ---------------
               COMMODITY CHEMICALS (0.0%)
        10,000 Denki Kagaku Kogyo Kabushiki Kaisha                                                     43
        23,500 Kuraray Co.                                                                            256
                                                                                          ---------------
                                                                                                      299
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
         2,156 Holcim Ltd. *                                                                          145
        12,573 Lafarge S.A. (a)                                                                     1,069
        61,000 Taiheiyo Cement Corp.                                                                  106
                                                                                          ---------------
                                                                                                    1,320
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.2%)
         1,667 AkzoNobel N.V.                                                                          95
        17,317 BASF AG                                                                                903
        46,000 Mitsubishi Gas Chemical Co., Inc.                                                      271
        25,000 Nippon Soda Co., Ltd.                                                                  119
        31,560 Orica Ltd.                                                                             602
         9,612 Solvay S.A.                                                                          1,012
                                                                                          ---------------
                                                                                                    3,002
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.8%)
         1,897 Anglo American Capital plc *(d)                                                         62
       107,571 Antofagasta plc (d)                                                                  1,329
        67,898 BHP Billiton Ltd. (g)                                                                2,112
        39,096 BHP Billiton plc (d)                                                                 1,026
        19,695 Boliden AB                                                                             202
       115,711 Eurasian Natural Resources Corp. plc (d)                                             1,609
        21,600 First Quantum Minerals Ltd.                                                          1,279
         4,651 Kazakhmys plc *(d)                                                                      74
        50,332 KGHM Polska Miedz S.A.                                                               1,507
         1,432 Rio Tinto Ltd.                                                                          68
        26,822 Rio Tinto plc (d)                                                                    1,025
        63,000 Sumitomo Metal Mining Co. Ltd.                                                         972
       149,146 Xstrata plc *(d)                                                                     1,975
                                                                                          ---------------
                                                                                                   13,240
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  44

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
       112,574 Incitec Pivot Ltd.                                                           $         286
         8,287 K&S AG                                                                                 420
        27,141 Nufarm Ltd.                                                                            246
         3,212 Syngenta AG                                                                            755
         1,984 Yara International ASA                                                                  54
                                                                                          ---------------
                                                                                                    1,761
                                                                                          ---------------
               INDUSTRIAL GASES (0.0%)
           705 Air Liquide S.A.                                                                        75
           735 Linde AG                                                                                74
                                                                                          ---------------
                                                                                                      149
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
        22,834 Rexam plc (d)                                                                           99
                                                                                          ---------------
               PAPER PACKAGING (0.0%)
        20,003 Huhtamaki Oyj                                                                          241
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
         2,900 Domtar Corp. *                                                                         103
        97,302 Svenska Cellulosa AB                                                                 1,268
                                                                                          ---------------
                                                                                                    1,371
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.0%)
         7,300 JSR Corp.                                                                              128
         5,857 Koninklijke DSM N.V.                                                                   214
        12,400 Nitto Denko Corp.                                                                      376
        18,000 Tokuyama Corp. (a)                                                                     126
                                                                                          ---------------
                                                                                                      844
                                                                                          ---------------
               STEEL (0.2%)
        36,454 ArcelorMittal ADR (a)                                                                1,305
       467,857 Bluescope Steel Ltd.                                                                 1,131
        60,000 Godo Steel Ltd.                                                                        147
        14,400 JFE Holdings, Inc.                                                                     503
         8,000 Kyoei Steel Ltd.                                                                       191
        60,000 Nippon Steel Corp.                                                                     235
        81,965 Onesteel Ltd.                                                                          225
         5,364 ThyssenKrupp AG                                                                        182
         9,800 Yamato Kogyo Co.                                                                       293
                                                                                          ---------------
                                                                                                    4,212
                                                                                          ---------------
               Total Materials                                                                     27,018
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.6%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.0%)
         2,400 Global Crossing Ltd. *                                                                  27
         1,586 Iliad S.A.                                                                             162
                                                                                          ---------------
                                                                                                      189
                                                                                          ---------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
       266,686 BT Group plc (d)                                                                       604
        32,021 France Telecom S.A. (a)                                                                814
         9,348 Koninklijke (Royal) KPN N.V.                                                           144
       109,400 Nippon Telegraph & Telephone Corp.                                                   4,891
       407,970 Portugal Telecom SGPS S.A.                                                           4,217
         1,552 Swisscom AG                                                                            536
        28,221 Tele2 AB "B"                                                                           392
       683,076 Telecom Italia S.p.A.                                                                  774
       388,715 Telecom Italia S.p.A.                                                                  628
       115,285 Telefonica S.A. (g)                                                                  2,907
        56,200 Telenor ASA *                                                                          528
        37,174 Teliasonera AB                                                                         241
                                                                                          ---------------
                                                                                                   16,676
                                                                                          ---------------

================================================================================
45 |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
       105,900 America Movil S.A.B. de C.V. ADR "L"                                         $       4,781
           225 KDDI Corp.                                                                           1,279
           253 NTT DoCoMo, Inc.                                                                       390
         9,300 SoftBank Corp.                                                                         209
     1,847,304 Vodafone Group plc (d)                                                               3,982
                                                                                          ---------------
                                                                                                   10,641
                                                                                          ---------------
               Total Telecommunication Services                                                    27,506
                                                                                          ---------------

               UTILITIES (0.9%)
               ----------------
               ELECTRIC UTILITIES (0.5%)
        30,000 Cheung Kong Infrastructure Holdings, Ltd.                                              108
        52,066 E.ON AG                                                                              2,203
        84,734 EDP-Energias de Portugal                                                               366
        33,829 Endesa S.A.                                                                          1,003
       316,297 Enel S.p.A. (g)                                                                      1,864
         6,129 Fortum Oyj                                                                             160
       116,500 Hong Kong Electric Holdings  Ltd.                                                      651
        75,003 Iberdrola S.A.                                                                         695
        34,000 Kansai Electric Power Co., Inc.                                                        782
        51,141 Public Power Corp. *                                                                 1,202
        25,870 SP Ausnet                                                                               17
                                                                                          ---------------
                                                                                                    9,051
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        34,828 Gas Natural SDG S.A.                                                                   732
       166,000 Osaka Gas Co. Ltd.                                                                     574
                                                                                          ---------------
                                                                                                    1,306
                                                                                          ---------------
               MULTI-UTILITIES (0.3%)
        12,212 Gaz de France S.A.                                                                     514
       176,838 National Grid plc (d)                                                                1,705
        30,989 RWE AG                                                                               2,870
                                                                                          ---------------
                                                                                                    5,089
                                                                                          ---------------
               WATER UTILITIES (0.0%)
           800 Consolidated Water Co. Ltd.                                                             15
                                                                                          ---------------
               Total Utilities                                                                     15,461
                                                                                          ---------------
               Total Common Stocks (cost: $309,765)                                               309,081
                                                                                          ---------------

   PRINCIPAL
   AMOUNT                                                                                           MARKET
   $(000)/                                                                                           VALUE
   SHARES      SECURITY                                                                              (000)
-----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.6%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.0%)
         4,033 Volkswagen AG                                                                          379
                                                                                          ---------------

               FINANCIALS (0.9%)
               -----------------
               DIVERSIFIED BANKS (0.3%)
        80,400 Banco Bradesco S.A.                                                                  1,312
       157,850 Banco Itau Holding Financeira S.A.                                                   2,678
        $3,000 Lloyds Banking Group plc, 6.41%, perpetual (e)                                       1,292
                                                                                          ---------------
                                                                                                    5,282
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        20,000 Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,304

================================================================================
                                                 Portfolio of Investments  |  46

  PRINCIPAL
   AMOUNT                                                                                           MARKET
   $(000)/                                                                                           VALUE
   SHARES      SECURITY                                                                              (000)
-----------------------------------------------------------------------------------------------------------

        $6,000 White Mountains Re Group, 7.51%, perpetual (e)                               $       3,805
                                                                                          ---------------
                                                                                                    5,109
                                                                                          ---------------
               REINSURANCE (0.3%)
         3,000 Ram Holdings Ltd., 7.50%, non-cumulative, perpetual *                                  155
        $8,000 Swiss Re Capital I LP, 6.85%, perpetual (e)                                          5,746
                                                                                          ---------------
                                                                                                    5,901
                                                                                          ---------------
               Total Financials                                                                    16,292
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               INDUSTRIAL MACHINERY (0.2%)
        41,900 Schindler Holding AG                                                                 2,718
                                                                                          ---------------

               MATERIALS (0.4%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
       297,800 Vale S.A.  "A"                                                                       5,198
                                                                                          ---------------
               STEEL (0.1%)
        38,800 Usinas Siderurgicas de Minas Gerais S.A.                                               912
                                                                                          ---------------
               Total Materials                                                                      6,110
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         2,500 Centaur Funding Corp., 9.08% *(e)                                                    2,341
                                                                                          ---------------

               UTILITIES (0.0%)
               ----------------
               MULTI-UTILITIES (0.0%)
         2,757 RWE AG                                                                                 225
                                                                                          ---------------
               Total Preferred Securities (cost: $27,447)                                          28,065
                                                                                          ---------------


                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               RIGHTS (0.0%)

               FINANCIALS (0.0%)
               -----------------
               DIVERSIFIED BANKS (0.0%)
        71,292 Fortis, acquired 10/13/2008; cost $0*(c),(d)                                            --
                                                                                          ---------------
               REGIONAL BANKS (0.0%)
         1,127 Bank of Queensland Ltd. *(d)                                                             2
                                                                                          ---------------
               Total Financials                                                                         2
                                                                                          ---------------
               Total Rights (cost: $--)                                                                 2
                                                                                          ---------------
               INVESTMENT COMPANIES (2.7%)
     1,343,168 iShares MSCI Emerging Markets Index ETF  (cost  $28,654)                            47,427
                                                                                          ---------------
               Total International Equity Securities(cost: $365,866)                              384,575
                                                                                          ---------------

               PRECIOUS METALS AND MINERALS SECURITIES (2.7%)

               GOLD (2.1%)

               AFRICAN GOLD COMPANIES (0.2%)
        50,000 AngloGold Ashanti Ltd. ADR                                                           1,921

================================================================================
47  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
       180,000 Gold Fields Ltd. ADR                                                         $       2,173
                                                                                          ---------------
                                                                                                    4,094
                                                                                          ---------------
               AUSTRALIAN GOLD COMPANIES (0.3%)
         6,234 Kingsgate Consolidated Ltd.                                                             40
       900,000 Lihir Gold Ltd. *                                                                    2,107
        94,259 Newcrest Mining Ltd.                                                                 2,391
                                                                                          ---------------
                                                                                                    4,538
                                                                                          ---------------
               EUROPEAN GOLD COMPANIES (0.1%)
        35,000 Randgold Resources Ltd. ADR (a)                                                      2,059
                                                                                          ---------------
               NORTH AMERICAN GOLD COMPANIES (1.4%)
        40,000 Agnico-Eagle Mines Ltd.                                                              2,296
         3,500 Allied Nevada Gold Corp. *                                                              28
        60,000 Barrick Gold Corp.                                                                   2,082
       240,000 Eldorado Gold Corp. *                                                                2,470
       250,000 Gammon Gold, Inc. *                                                                  1,682
        60,000 Goldcorp, Inc.                                                                       2,188
       240,000 IAMGOLD Corp.                                                                        2,791
       120,000 Kinross Gold Corp.                                                                   2,274
        58,900 Newmont Mining Corp.                                                                 2,367
       260,000 Red Back Mining, Inc. *                                                              2,700
        45,000 Royal Gold, Inc.                                                                     1,786
       200,000 Yamana Gold, Inc.                                                                    1,840
                                                                                          ---------------
                                                                                                   24,504
                                                                                          ---------------
               SOUTH AMERICAN GOLD COMPANIES (0.1%)
        90,000 Compania de Minas Buenaventura S.A. ADR                                              2,274
                                                                                          ---------------
               Total Gold                                                                          37,469
                                                                                          ---------------
               PLATINUM GROUP METALS (0.3%)

       105,000 Impala Platinum Holdings Ltd.                                                        2,454
       100,000 Lonmin plc *(d)                                                                      2,378
        22,200 Stillwater Mining Co. *                                                                142
                                                                                          ---------------
               Total Platinum Group Metals                                                          4,974
                                                                                          ---------------
               SILVER (0.3%)

         9,100 Coeur d'Alene Mines Corp. *                                                            138
        44,302 Fresnillo plc (d)                                                                      446
        18,100 Hecla Mining Co. *                                                                      54
       110,000 Pan American Silver Corp. *                                                          2,138
       260,000 Silver Wheaton Corp. *                                                               2,694
                                                                                          ---------------
               Total Silver                                                                         5,470
                                                                                          ---------------
               Total Precious Metals and Minerals Securities(cost: $37,966)                        47,913
                                                                                          ---------------

               REAL ESTATE EQUITY SECURITIES (3.5%)

               COMMON STOCKS (2.0%)

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
           400 Consolidated-Tomoka Land Co.                                                            14
       180,000 Hang Lung Properties Ltd.                                                              560
        24,000 Henderson Land Development Co. Ltd.                                                    140
       162,000 New World Development Ltd.                                                             327
        63,000 Sun Hung Kai Properties Ltd.                                                           849
        48,000 Swire Pacific Ltd.                                                                     501
           900 Tejon Ranch Co. *                                                                       23

================================================================================
                                                 Portfolio of Investments  |  48

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

        18,000 UOL Group Ltd.                                                               $          43
       106,000 Wharf (Holdings) Ltd.                                                                  472
       133,000 Wheelock & Co. Ltd.                                                                    357
                                                                                          ---------------
               Total Diversified Real Estate Activities                                             3,286
                                                                                          ---------------
               REAL ESTATE DEVELOPMENT (0.0%)
           400 Avatar Holdings, Inc. *                                                                  8
        23,000 Cheung Kong Holdings Ltd.                                                              272
                                                                                          ---------------
               Total Real Estate Development                                                          280
                                                                                          ---------------
               REAL ESTATE OPERATING COMPANIES (0.0%)
        58,830 Citycon Oyj                                                                            210
        16,000 Hysan Development Co., Ltd.                                                             38
                                                                                          ---------------
               Total Real Estate Operating Companies                                                  248
                                                                                          ---------------
               REAL ESTATE SERVICES (0.0%)
         5,805 Altisource Portfolio Solutions S.A. *                                                   83
                                                                                          ---------------
               REITS - DIVERSIFIED (0.2%)
       108,472 BGP Holdings plc, acquired 08/06/2009; cost: $0*(c),(d)                                 --
         3,800 Colonial Properties Trust                                                               34
       133,341 Cousins Properties, Inc.                                                             1,106
       117,261 Dexus Property Group                                                                    74
           696 Fonciere Des Regio                                                                      73
         2,720 Gecina                                                                                 270
       108,472 GPT Group                                                                               56
         4,900 Investors Real Estate Trust                                                             45
        41,500 Liberty Property Trust, Inc.                                                         1,360
        65,439 Mirvac Group                                                                            82
             7 One Liberty Properties, Inc.                                                            --
         1,300 PS Business Parks, Inc.                                                                 69
           620 Vornado Realty Trust                                                                    36
         2,200 Washington REIT                                                                         59
                                                                                          ---------------
               Total REITs - Diversified                                                            3,264
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
        41,600 AMB Property Corp.                                                                     950
        16,500 DCT Industrial Trust, Inc.                                                              87
         2,100 DuPont Fabros Technology, Inc.                                                          27
           900 EastGroup Properties, Inc.                                                              34
         3,400 First Industrial Realty Trust, Inc.                                                     18
         2,200 First Potomac Realty Trust                                                              24
       185,849 Macquarie Goodman Group                                                                 97
         1,600 Monmouth Real Estate Investment Corp. "A"                                               11
         1,700 ProLogis                                                                                19
                                                                                          ---------------
               Total REITs - Industrial                                                             1,267
                                                                                          ---------------
               REITS - MORTGAGE (0.2%)
           800 American Capital Agency Corp.                                                           20
       211,800 Annaly Capital Management, Inc.                                                      3,673
         8,000 Anworth Mortgage Asset Corp.                                                            60
         1,900 Capstead Mortgage Corp.                                                                 26
        18,000 Chimera Investment Corp.                                                                68
           300 Hatteras Financial Corp.                                                                 9
        17,500 MFA Mortgage Investments, Inc.                                                         139
         4,800 NorthStar Realty Finance Corp.                                                          18
        11,200 Redwood Trust, Inc.                                                                    179
                                                                                          ---------------
               Total REITs - Mortgage                                                               4,192
                                                                                          ---------------

================================================================================
49  |  USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

               REITS - OFFICE (0.2%)
           500 Alexandria Real Estate Equities, Inc.                                        $          28
         8,200 BioMed Realty Trust, Inc.                                                              111
           600 Boston Properties, Inc.                                                                 36
         1,000 Brandywine Realty Trust                                                                 11
           500 Corporate Office Properties Trust                                                       18
        20,600 Digital Realty Trust, Inc.                                                             898
           800 Douglas Emmett, Inc.                                                                    10
        87,100 Duke Realty Corp.                                                                    1,003
         4,800 Franklin Street Properties Corp.                                                        68
           900 Highwoods Properties, Inc.                                                              26
         5,400 HRPT Properties Trust                                                                   35
         2,900 Kilroy Realty Corp.                                                                     80
         7,135 Lexington Realty Trust                                                                  33
        39,600 Mack-Cali Realty Corp.                                                               1,268
         1,500 Mission West Properties, Inc.                                                           10
             2 Nippon Building Fund, Inc.                                                              18
         1,800 Parkway Properties, Inc.                                                                33
           500 SL Green Realty Corp.                                                                   18
                                                                                          ---------------
               Total REITs - Office                                                                 3,704
                                                                                          ---------------
               REITS - RESIDENTIAL (0.3%)
        34,200 American Campus Communities, Inc.                                                      890
           600 Apartment Investment & Management Co. "A"                                                7
        14,515 AvalonBay Communities, Inc.                                                            935
        30,600 BRE Properties, Inc.                                                                   865
           600 Camden Property Trust                                                                   22
         4,600 Education Realty Trust, Inc.                                                            27
        24,000 Equity LifeStyle Properties, Inc.                                                      966
        40,900 Equity Residential Properties Trust                                                  1,117
           400 Essex Property Trust, Inc.                                                              30
           500 Home Properties, Inc.                                                                   19
         2,200 Mid-America Apartment Communities, Inc.                                                 96
        52,100 Post Properties, Inc.                                                                  888
         1,300 Sun Communities, Inc.                                                                   23
           600 UDR, Inc.                                                                                8
                                                                                          ---------------
               Total REITs - Residential                                                            5,893
                                                                                          ---------------
               REITS - RETAIL (0.4%)
         3,201 Acadia Realty Trust                                                                     49
           500 Agree Realty Corp.                                                                      10
           100 Alexander's, Inc.                                                                       28
        12,100 CBL & Associates Properties, Inc.                                                      113
         3,200 Cedar Shopping Centers, Inc.                                                            21
        42,421 CFS Retail Property Trust                                                               68
         6,219 Developers Diversified Realty Corp.                                                     49
           800 Equity One, Inc.                                                                        13
        16,500 Federal Realty Investment Trust                                                      1,029
         1,393 Getty Realty Corp.                                                                      33
         6,000 Inland Real Estate Corp.                                                                50
        71,000 Kimco Realty Corp.                                                                     891
         3,800 Kite Realty Group Trust                                                                 14
           708 Macerich Co. (a)                                                                        20
         1,500 National Retail Properties, Inc.                                                        31
         3,000 Pennsylvania REIT                                                                       20
         1,238 Ramco-Gershenson Properties Trust                                                       13
         1,100 Realty Income Corp.                                                                     28
        27,600 Regency Centers Corp.                                                                  926
           500 Saul Centers, Inc.                                                                      16
        27,930 Simon Property Group, Inc.                                                           1,777
           800 Tanger Factory Outlet Centers, Inc.                                                     30
        28,500 Taubman Centers, Inc.                                                                  903

================================================================================
                                                 Portfolio of Investments  |  50

================================================================================

                                                                                                    MARKET
 NUMBER                                                                                              VALUE
 OF SHARES     SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------

         3,774 Unibail-Rodamco                                                              $         746
         1,600 Urstadt Biddle Properties, Inc. "A"                                                     25
           900 Weingarten Realty Investors                                                             18
        30,921 Westfield Group                                                                        331
                                                                                          ---------------
               Total REITs - Retail                                                                 7,252
                                                                                          ---------------
               REITS - SPECIALIZED (0.4%)
         5,100 Ashford Hospitality Trust, Inc.                                                         16
         2,200 Cogdell Spencer, Inc.                                                                   10
         9,300 DiamondRock Hospitality Co. *                                                           64
           300 Entertainment Properties Trust                                                           9
         2,600 Extra Space Storage, Inc.                                                               26
         5,200 FelCor Lodging Trust, Inc.                                                              21
        64,800 HCP, Inc.                                                                            1,846
         6,100 Health Care REIT, Inc.                                                                 261
        15,800 Healthcare Realty Trust, Inc.                                                          342
         1,000 Hospitality Properties Trust                                                            18
         1,400 Host Hotels & Resorts, Inc.                                                             14
        12,100 LaSalle Hotel Properties                                                               200
         1,900 LTC Properties, Inc.                                                                    48
         6,600 Medical Properties Trust, Inc.                                                          50
         2,000 National Health Investors, Inc.                                                         66
        29,600 Nationwide Health Properties, Inc.                                                     944
         3,500 OMEGA Healthcare Investors, Inc.                                                        59
           700 Plum Creek Timber Co., Inc.                                                             21
           600 Potlatch Corp.                                                                          17
        15,600 Public Storage                                                                       1,101
           800 Rayonier, Inc.                                                                          34
         2,800 Senior Housing Properties Trust                                                         56
         1,100 Sovran Self Storage, Inc.                                                               32
         1,818 Sunstone Hotel Investors, Inc.                                                          11
         4,100 U-Store-It Trust                                                                        27
           900 Universal Health Realty Income Trust                                                    30
        28,500 Ventas, Inc.                                                                         1,118
                                                                                          ---------------
               Total REITs - Specialized                                                            6,441
                                                                                          ---------------
                                                                                                   35,910
                                                                                          ---------------
               INVESTMENT COMPANIES (1.5%)

     1,543,786 ING International Real Estate Fund                                                  12,721
       379,166 SPDR DJ Wilshire International Real Estate ETF (a)                                  12,914
                                                                                          ---------------
                                                                                                   25,635
                                                                                          ---------------
               Total Real Estate Equity Securities(cost: $49,012)                                  61,545
                                                                                          ---------------


 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------

               BONDS (32.7%)

               CORPORATE OBLIGATIONS (16.2%)

               CONSUMER DISCRETIONARY (0.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$  1,000       Kellwood Co.                                12.88%        12/31/2014                   520
   2,861       Kellwood Co.                                 7.63         10/15/2017                   873
                                                                                          ---------------
                                                                                                    1,393
                                                                                          ---------------

================================================================================
51  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------

               HOTELS, RESORTS, & CRUISE LINES (0.1%)
$  2,000       Royal Caribbean Cruises Ltd. (b)             7.25%         6/15/2016         $       1,635
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.3%)
   7,000       Stanley Works Capital Trust I (b)            5.90         12/01/2045                 5,301
                                                                                          ---------------
               Total Consumer Discretionary                                                         8,329
                                                                                          ---------------

               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.3%)
   7,866       CVS Caremark Corp. (b)                       6.30          6/01/2037                 6,218
                                                                                          ---------------

               ENERGY (0.3%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   1,500       Enbridge Energy Partners, LP (b)             9.88          3/01/2019                 1,859
   5,280       Enbridge Energy Partners, LP (b)             8.05         10/01/2037                 4,461
                                                                                          ---------------
                                                                                                    6,320
                                                                                          ---------------
               Total Energy                                                                         6,320
                                                                                          ---------------

               FINANCIALS (13.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   7,000       American Capital Strategies Ltd. (b)         8.85 (h)      8/01/2012                 4,885
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
   3,500       Capital One Financial Corp. (b)              7.69          8/15/2036                 2,765
   1,500       Ford Motor Credit Co., LLC (b)               7.80          6/01/2012                 1,388
   2,000       Ford Motor Credit Co., LLC (b)               7.00         10/01/2013                 1,785
   4,900       General Motors Acceptance Corp., LLC (b)     6.75         12/01/2014                 3,944
                                                                                          ---------------
                                                                                                    9,882
                                                                                          ---------------
               DIVERSIFIED BANKS (1.2%)
   1,000       Emigrant Bancorp, Inc. (b),(e)               6.25          6/15/2014                   701
   6,500       First Tennessee Bank, N.A. (b)               5.65          4/01/2016                 5,278
   7,000       Manufacturers & Traders Trust Co. (b)        5.63         12/01/2021                 5,350
     182       U.S. Central Credit Union                    2.70          9/30/2009                   181
   5,800       USB Realty Corp. (b),(e)                     6.09                  -(i)              3,813
   3,500       Wachovia Capital Trust III                   5.80          3/29/2049                 2,310
   1,000       Wells Fargo Capital XIII (b)                 7.70                  -(i)                875
   3,500       Wells Fargo Co. (b)                          7.98                  -(i)              3,168
                                                                                          ---------------
                                                                                                   21,676
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
   2,000       Brascan Corp. (b)                            7.13          6/15/2012                 1,995
   3,000       Brookfield Asset Management, Inc. (b)        5.80          4/25/2017                 2,510
                                                                                          ---------------
               Total Diversified Real Estate Activities                                             4,505
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.1%)
   2,000       First Republic Bank Corp. (b)                7.75          9/15/2012                 2,105
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.6%)
   2,000       Great-West Life & Annuity Insurance Co.
                  (b),(e)                                   7.15          5/16/2046                 1,610
   4,000       Lincoln National Corp. (b)                   7.00          5/17/2066                 2,680
   8,000       Lincoln National Corp. (b)                   6.05          4/20/2067                 5,080
   2,500       MetLife Capital Trust IV (b),(e)             7.88         12/15/2037                 2,238
   1,300       MetLife Capital Trust X (b),(e)              9.25          4/08/2038                 1,267
   2,000       MetLife, Inc. (b)                           10.75          8/01/2069                 2,256
   6,500       Prudential Financial, Inc. (b)               8.88          6/15/2038                 6,110
  13,030       StanCorp Financial Group, Inc. (b)           6.90          6/01/2067                 7,443
                                                                                          ---------------
                                                                                                   28,684
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.3%)
   1,000       AGFC Capital Trust I (b),(e)                 6.00          1/15/2067                   350
   3,000       American International Group, Inc. (b)       8.18          5/15/2058                 1,433

================================================================================
                                                 Portfolio of Investments  |  52

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------
$ 15,512       Genworth Financial, Inc. (b)                 6.15%        11/15/2066         $       8,027
  14,205       Glen Meadow (b),(e)                          6.51          2/12/2067                 8,594
  14,000       ILFC E-Capital Trust I (e)                   5.90         12/21/2065                 6,020
   1,000       ILFC E-Capital Trust II (e)                  6.25         12/21/2065                   430
  11,027       Oil Casualty Insurance Ltd. (b),(d),(e)      8.00          9/15/2034                 6,230
  15,665       Oil Insurance Ltd. (b),(e)                   7.56                  -(i)              8,851
                                                                                          ----------------
                                                                                                   39,935
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (0.1%)
   2,000       Leucadia National Corp. (b)                  8.65          1/15/2027                 1,610
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   3,000       AgFirst Farm Credit Bank (g)                 6.59                  -(i)              1,884
     600       Countrywide Financial Corp. (b)              5.00         12/15/2009                   598
   8,710       General Electric Capital Corp. (b)           6.38         11/15/2067                 7,044
   5,190       ZFS Finance USA Trust IV (b),(e)             5.88          5/09/2032                 4,174
                                                                                          ---------------
                                                                                                   13,700
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.2%)
   1,530       Assured Guaranty U.S. Holdings, Inc. (b)     7.00          6/01/2034                   665
   3,000       Fund American Companies, Inc. (b)            5.88          5/15/2013                 2,859
   2,070       Liberty Mutual Group, Inc. (b)               7.30          6/15/2014                 1,938
   3,000       Liberty Mutual Group, Inc. (b),(e)           7.00          3/15/2037                 1,956
   1,000       Liberty Mutual Group, Inc. (e)               7.80          3/15/2037                   715
   5,000       MBIA Insurance Co. (b),(e)                  14.00          1/15/2033                 2,100
   7,000       Progressive Corp. (b)                        6.70          6/15/2037                 5,634
   1,000       RLI Corp. (b)                                5.95          1/15/2014                   988
   3,000       Travelers Companies, Inc. (b)                6.25          3/15/2037                 2,562
   4,000       XL Capital Ltd.                              6.50                  -(i)              2,400
                                                                                          ---------------
                                                                                                   21,817
                                                                                          ---------------
               REGIONAL BANKS (2.5%)
   3,000       Cullen/Frost Bankers, Inc. (b)               5.75          2/15/2017                 2,743
  10,000       Fifth Third Capital Trust IV (b)             6.50          4/15/2037                 6,200
   1,000       First Empire Capital Trust I                 8.23          2/01/2027                   668
   4,000       Fulton Capital Trust I (b)                   6.29          2/01/2036                 2,209
  10,000       Huntington Capital III (b)                   6.65          5/15/2037                 5,612
   3,000       National City Preferred Capital Trust I     12.00                  -(i)              3,248
   4,000       PNC Preferred Funding Trust (b),(e)          6.52                  -(i)              2,435
  10,000       Regions Financing Trust II (b)               6.63          5/15/2047                 6,094
   1,000       Susquehanna Bancshares, Inc. (b)             2.30 (h)      5/01/2014                   600
   3,000       TCF National Bank (b)                        5.50          2/01/2016                 2,512
  10,000       Webster Capital Trust IV (b)                 7.65          6/15/2037                 5,900
   8,000       Zions Bancorp (b)                            5.50         11/16/2015                 6,087
                                                                                          ---------------
                                                                                                   44,308
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
   2,000       Washington REIT (b)                          5.25          1/15/2014                 1,796
                                                                                          ---------------
               REITS - INDUSTRIAL (0.3%)
   5,000       ProLogis (b)                                 2.25          4/01/2037                 4,331
   1,000       ProLogis                                     1.88         11/15/2037                   813
                                                                                          ---------------
               Total REITs - Industrial                                                             5,144
                                                                                          ---------------
               REITS - OFFICE (0.6%)
   3,000       Brandywine Operating Partnership, LP (b)     5.70          5/01/2017                 2,516
   3,390       Duke Realty, LP (b)                          5.95          2/15/2017                 3,055
   1,426       HRPT Properties Trust (b)                    5.75         11/01/2015                 1,242
   2,715       HRPT Properties Trust (b)                    6.25          8/15/2016                 2,353
   1,000       HRPT Properties Trust (b)                    6.25          6/15/2017                   879
                                                                                          ---------------
                                                                                                   10,045
                                                                                          ---------------
               REITS - RETAIL (0.9%)
   4,000       Developers Diversified Realty Corp. (b)      3.00          3/15/2012                 3,430
   4,000       Developers Diversified Realty Corp. (b)      5.50          5/01/2015                 3,252
   1,000       New Plan Excel Realty Trust, Inc. (b)        7.40          9/15/2009                   971

================================================================================
53  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------
$  2,000       New Plan Excel Realty Trust, Inc. (b)        4.50%         2/01/2011         $       1,463
   6,000       New Plan Excel Realty Trust, Inc. (b)        5.13          9/15/2012                 3,247
     413       New Plan Excel Realty Trust, Inc.,
                  acquired 02/20/2009; cost: $140(c)        7.68         11/02/2026                    93
   2,000       Rouse Co. (j)                                7.20          9/15/2012                 1,550
   2,000       Rouse Co., LP (e),(j)                        6.75          5/01/2013                 1,530
                                                                                          ---------------
                                                                                                   15,536
                                                                                          ---------------
               REITS - SPECIALIZED (0.0%)
   1,000       Hospitality Properties Trust (b)             5.13          2/15/2015                   868
                                                                                          ---------------
               SPECIALIZED FINANCE (0.4%)
  13,085       Financial Security Assurance Holdings
                  Ltd. (b),(e)                              6.40         12/15/2066                 6,412
   3,000       Syncora Holdings Ltd.                        6.88                  -(i)                  5
                                                                                          ---------------
               Total Specialized Finance                                                            6,417
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
   2,185       Sovereign Bank (b)                           2.67 (h)      6/20/2013                 1,990
   1,050       Sovereign Bank (b)                           2.19 (h)      8/01/2013                 1,000
   3,000       Sovereign Bank (b)                           3.75 (h)      4/01/2014                 2,653
   2,500       Washington Mutual Preferred Funding Trust
                  I (e),(j)                                 6.53                  -(i)                 37
   2,000       Washington Mutual Preferred Funding Trust
                  IV (e),(j)                                9.75                  -(i)                 30
                                                                                          ---------------
                                                                                                    5,710
                                                                                          ---------------
               Total Financials                                                                   238,623
                                                                                          ---------------

               INDUSTRIALS (0.5%)
               ------------------
               AIRLINES (0.1%)
   1,442       America West Airlines, Inc. Pass-Through
                  Trust (INS)                               7.93          1/02/2019                 1,152
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.4%)
  12,640       Textron Financial Corp. (b),(e)              6.00          2/15/2067                 7,521
                                                                                          ---------------
               Total Industrials                                                                    8,673
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               DIVERSIFIED METALS & MINING (0.1%)
   1,550       Falconbridge Ltd. (b)                        7.35          6/05/2012                 1,624
                                                                                          ---------------

               UTILITIES (1.0%)
               ----------------
               ELECTRIC UTILITIES (0.7%)
   2,289       Cedar Brakes II, LLC (b),(e)                 9.88          9/01/2013                 2,270
   2,000       FPL Group Capital, Inc. (b)                  6.35         10/01/2066                 1,702
     716       Oglethorpe Power Corp. (b)                   6.97          6/30/2011                   727
     510       Power Contract Financing, LLC (e)            6.26          2/01/2010                   504
   3,000       PPL Capital Funding, Inc. (b)                6.70          3/30/2067                 2,343
   1,000       SPI Electricity Property Ltd. (INS)(b)       7.25         12/01/2016                 1,072
     988       Texas Competitive Electric Holding Co.,
                  LLC (k)                                   3.76 (h)     10/10/2014                   753
     985       Texas Competitive Electric Holding Co.,
                  LLC (k)                                   8.62 (h)     10/10/2014                   747
   1,000       West Penn Power Co. (b)                      6.63          4/15/2012                 1,083
                                                                                          ---------------
                                                                                                   11,201
                                                                                          ---------------
               MULTI-UTILITIES (0.3%)
   4,241       Integrys Energy Group, Inc. (b)              6.11         12/01/2066                 3,100
   3,500       Wisconsin Energy Corp. (b)                   6.25          5/15/2067                 2,769
                                                                                          ---------------
                                                                                                    5,869
                                                                                          ---------------
               Total Utilities                                                                     17,070
                                                                                          ---------------
               Total Corporate Obligations (cost: $274,187)                                       286,857
                                                                                          ---------------

================================================================================
                                                 Portfolio of Investments  |  54

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------

               EURODOLLAR AND YANKEE OBLIGATIONS (5.1%)

               ENERGY (0.2%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
$    333       PEMEX Finance Ltd.                           8.88%        11/15/2010         $         347
     600       PEMEX Finance Ltd.                           9.03          2/15/2011                   667
   3,000       Trans-Canada Pipelines Ltd.                  6.35          5/15/2067                 2,524
                                                                                          ---------------
                                                                                                    3,538
                                                                                          ---------------
               OIL & GAS DRILLING (0.0%)
     864       Delek & Avner-Yam Tethys Ltd. (e)            5.33          8/01/2013                   839
                                                                                          ---------------
               Total Energy                                                                         4,377
                                                                                          ---------------

               FINANCIALS (4.6%)
               -----------------
               DIVERSIFIED BANKS (1.7%)
   7,500       Barclays Bank plc (e)                        7.38                  -(i)              5,962
   4,125       BayernLB Capital Trust I                     6.20                  -(i)              1,237
   3,000       BBVA International Preferred S.A.
                  Unipersonal (e)                           5.92                  -(i)              2,019
   2,500       BNP Paribas Capital Trust (e)                9.00         12/29/2049                 2,350
   3,000       BOI Capital Funding Number 3, LP (e)         6.11                  -(i)              1,185
   2,500       Landsbanki Islands hf (e),(j)                7.43                  -(i)                  1
   2,500       Lloyds TSB Group plc (e)                     6.27                  -(i)              1,001
   2,500       Mizuho Capital Investment 1 Ltd. (e)         6.69                  -(i)              2,080
   2,000       National Capital Trust II (e)                5.49                  -(i)              1,442
   5,000       Natixis (e)                                 10.00                  -(i)              3,989
   2,000       Nordea Bank AB (e)                           5.42                  -(i)              1,392
   3,000       Royal Bank of Scotland Group plc             7.64                  -(i)              1,321
   2,000       Skandinaviska Enskilda Banken AB (e)         5.47                  -(i)              1,141
   3,000       Societe Generale (e)                         5.92                  -(i)              2,043
   2,500       Standard Chartered plc (e)                   6.41                  -(i)              1,878
   1,500       Sumitomo Mitsui Financial Group (e)          6.08                  -(i)              1,312
                                                                                          ---------------
                                                                                                   30,353
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.5%)
   8,000       UBS Preferred Funding Trust I                8.62         10/29/2049                 6,977
   2,000       UBS Preferred Funding Trust II               7.25          6/29/2049                 1,472
                                                                                          ---------------
               Total Diversified Capital Markets                                                    8,449
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.5%)
   4,950       AXA S.A. (b),(e)                             6.46                  -(i)              3,688
  10,000       ING Capital Funding Trust III                8.44                  -(i)              5,850
                                                                                          ---------------
               Total Multi-Line Insurance                                                           9,538
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   3,000       ZFS Finance USA Trust II (e)                 6.45         12/15/2065                 2,640
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
   2,500       Allied World Assurance Holdings Ltd.         7.50          8/01/2016                 2,415
   2,500       Catlin Insurance Co. Ltd. (e)                7.25                  -(i)              1,512
   1,145       Mantis Reef Ltd. II (e)                      4.80         11/03/2009                 1,140
                                                                                          ---------------
                                                                                                    5,067
                                                                                          ---------------
               REGIONAL BANKS (0.7%)
   8,500       Credit Agricole S.A. (e)                     6.64                  -(i)              5,737
   3,000       Glitnir Banki hf (e),(j)                     7.45                  -(i)                  2
   8,000       Unicredito Italiano Capital Trust II (e)     9.20                  -(i)              6,022
                                                                                          ---------------
                                                                                                   11,761
                                                                                          ---------------
               REINSURANCE (0.6%)
   2,000       Endurance Specialty Holdings Ltd.            6.15         10/15/2015                 1,853
   2,000       Max USA Holdings Ltd. (e)                    7.20          4/14/2017                 1,650

================================================================================
55  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------
$  4,000       Montpelier Re Holdings Ltd. (b)              6.13%         8/15/2013         $       3,651
   4,000       Platinum Underwriters Finance, Inc. (b)      7.50          6/01/2017                 3,714
                                                                                          ---------------
                                                                                                   10,868
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
   2,500       QBE Capital Funding II, LP (e)               6.80                  -(i)              2,016
                                                                                          ---------------
               Total Financials                                                                    80,692
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
   2,500       Glencore Finance S.A.                        8.00                  -(i)              2,238
   2,700       Glencore Funding, LLC (e)                    6.00          4/15/2014                 2,520
                                                                                          ---------------
                                                                                                    4,758
                                                                                          ---------------
               Total Materials                                                                      4,758
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $102,514)                            89,827
                                                                                          ---------------

               ASSET-BACKED SECURITIES (4.1%)

               FINANCIALS (4.1%)
               -----------------
               ASSET-BACKED FINANCING (4.1%)
     662       Aerco Ltd. (e)                               0.79 (h)      7/15/2025                   665
   4,000       AESOP Funding II, LLC (b),(e)                0.49 (h)      3/20/2012                 3,713
   3,000       AESOP Funding II, LLC (b),(e)                9.31         10/20/2013                 3,016
     410       Airport Airplanes                            0.66 (h)      3/15/2019                   328
   1,500       American Express Credit Account Master
                  Trust (b)                                 0.54 (h)      9/15/2014                 1,344
   2,500       American Express Credit Account Master
                  Trust (e),(g)                             0.62 (h)      9/15/2016                 2,065
   1,401       AmeriCredit Automobile Receivables Trust
                  (b)                                       2.03 (h)      1/12/2012                 1,400
   2,000       AmeriCredit Automobile Receivables Trust
                  (g)                                       6.96 (h)     10/14/2014                 1,845
   4,000       ARG Funding Corp. (e),(g)                    4.29          4/20/2011                 3,730
   1,500       Banc of America Securities Auto Trust (b)    5.51          2/19/2013                 1,356
   1,500       Bank of America Credit Card Trust (b)        0.56 (h)      6/15/2014                 1,352
   2,000       Bank One Issuance Trust (b)                  4.77          2/16/2016                 1,849
   5,000       Bank One Issuance Trust                      1.07 (h)      2/15/2017                 4,111
   1,103       Capital One Auto Finance Trust (INS)(b)      4.71          6/15/2012                 1,118
   2,000       Capital One Auto Finance Trust (b)           0.30 (h)      5/15/2013                 1,871
   3,500       Capital One Multi-Asset Execution Trust
                  (b)                                       6.00          8/15/2013                 3,511
   1,050       Citibank Credit Card Issuance Trust (b)      6.95          2/18/2014                 1,059
   2,550       Citibank Credit Card Issuance Trust (b)      6.30          6/20/2014                 2,519
   3,000       CPS Auto Receivables Trust (INS)(b)          6.48          7/15/2013                 2,905
     659       Credit Acceptance Auto Dealer Loan Trust
                  (b)                                       6.16          4/15/2013                   656
   2,500       GE Capital Credit Card Master Note Trust
                  (b)                                       0.38 (h)      9/15/2012                 2,496
   6,516       GE Capital Credit Card Master Note Trust
                  (b)                                       0.54 (h)      3/15/2013                 5,974
   3,000       GE Equipment Midticket, LLC                  0.59 (h)      9/15/2017                 2,059
   1,000       Hertz Vehicle Financing, LLC (b),(e)         5.01          2/25/2011                 1,002
   2,000       Hertz Vehicle Financing, LLC (b),(e)         5.08         11/25/2011                 1,978
   1,680       HSBC Automotive Trust (b)                    4.94         11/19/2012                 1,727
   3,000       HSBC Private Label Credit Card Master
                  Note Trust (b)                            0.29 (h)     12/16/2013                 2,960
   2,000       Huntington Auto Trust (b),(e)                4.81          4/16/2012                 2,058
   1,475       MBNA Master Credit Card Note Trust (b)       6.80          7/15/2014                 1,495
   3,000       Rental Car Finance Corp. (b),(e)             0.41          7/25/2013                 2,258
   1,912       SLM Student Loan Trust                       1.05 (h)     10/25/2038                 1,399
     170       Triad Automobile Receivables Owners
                  Trust                                     5.26         11/14/2011                   171
   3,000       Triad Automobile Receivables Owners Trust
                  (b)                                       5.43          7/14/2014                 2,690
   1,747       Trinity Rail Leasing, LP (e)                 5.90          5/14/2036                 1,363
   1,260       USXL Funding, LLC (INS)(b),(e)               5.38 (h)      4/15/2014                 1,195

================================================================================
                                                 Portfolio of Investments  |  56

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------
$  1,500       WFS Financial Owner Trust (b)                4.76%         5/17/2013         $       1,482
                                                                                          ---------------
                                                                                                   72,720
                                                                                          ---------------
               Total Financials                                                                    72,720
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $70,516)                                       72,720
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (6.9%)

               FINANCIALS (6.9%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (6.9%)
   1,398       Banc of America Commercial Mortgage, Inc.
                  (b)                                       7.20          9/15/2032                 1,407
   2,000       Banc of America Commercial Mortgage, Inc.
                  (b)                                       4.77          7/10/2043                 1,274
   4,000       Banc of America Commercial Mortgage,
                  Inc.                                      5.81          7/10/2044                 2,580
   3,000       Banc of America Commercial Mortgage, Inc.
                  (b)                                       5.77 (h)      5/10/2045                 1,767
     698       Bear Stearns Commercial Mortgage
                  Securities, Inc.                          4.00          3/13/2040                   682
   3,500       Bear Stearns Commercial Mortgage
                  Securities, Inc.                          5.69          6/11/2050                 3,102
   3,000       Chase Commercial Mortgage Securities
                  Corp. (b)                                 6.39         11/18/2030                 2,988
   4,930       Chase Commercial Mortgage Securities
                  Corp. (b)                                 7.63          7/15/2032                 4,991
   4,371       Chase Commercial Mortgage Securities
                  Corp. (b)                                 7.32         10/15/2032                 4,432
   1,000       Citigroup Commercial Mortgage Trust          5.23 (h)      7/15/2044                   295
     860       Citigroup Commercial Mortgage Trust          5.89         12/10/2049                   750
   4,500       Citigroup Commercial Mortgage Trust (d)      6.10         12/10/2049                 3,071
   6,000       Commercial Mortgage Loan Trust (b)           6.02 (h)     12/10/2049                 3,655
   5,000       Commercial Mortgage Trust (b)                4.58         10/15/2037                 4,692
   2,000       Commercial Mortgage Trust (b),(e)            5.15          5/10/2043                 2,010
   4,000       Credit Suisse Commercial Mortgage Trust
                  (b)                                       5.83          6/15/2038                 3,209
   1,050       Credit Suisse Commercial Mortgage Trust
                  (b)                                       5.73          2/15/2039                   538
   6,562       Credit Suisse Commercial Mortgage Trust      6.22          2/15/2041                 5,014
   2,000       Credit Suisse First Boston Mortgage
                  Securities Corp. (b),(e)                  6.65         12/18/2035                 1,899
   2,500       Credit Suisse First Boston Mortgage
                  Securities Corp. (b)                      5.10          8/15/2038                 1,422
   3,463       Credit Suisse First Boston Mortgage
                  Securities Corp.                          7.55          4/15/2062                 3,497
     450       First Union National Bank Commercial
                  Mortgage Trust (b)                        7.39         12/15/2031                   448
   1,000       GE Capital Commercial Mortgage Corp. (b)     6.07          6/10/2038                 1,014
   2,500       GMAC Commercial Mortgage Securities, Inc.
                  (b)                                       4.75          5/10/2043                 2,006
   1,037       Government Lease Trust (e)                   6.48          5/18/2011                 1,075
     524       Greenwich Capital Commercial Funding
                  Corp.                                     4.02          1/05/2036                   519
   1,000       GS Mortgage Securities Corp. II (b),(e)      6.45          8/05/2018                 1,009
   2,000       J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                      4.99          9/12/2037                 1,148
     625       J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                          5.00         10/15/2042                   442
   2,000       J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                      5.49 (h)      4/15/2043                 2,084
   3,000       J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (b)                      5.81          6/12/2043                 2,729
   1,226       LB-UBS Commercial Mortgage Trust (b)         4.56          9/15/2026                 1,207
   4,000       LB-UBS Commercial Mortgage Trust (b)         5.87 (h)      6/15/2032                 4,083
     368       Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                   366
   1,000       Merrill Lynch Mortgage Trust                 5.38 (h)      1/12/2044                   225
   3,500       Merrill Lynch Mortgage Trust                 5.83 (h)      6/12/2050                 2,714
   7,000       Merrill Lynch Mortgage Trust                 5.69          2/12/2051                 5,418
   5,000       Merrill Lynch/Countrywide Commercial
                  Mortgage Trust (b)                        5.36          8/12/2048                 4,553
   4,000       ML-CFC Commercial Mortgage Trust (b)         5.70          9/12/2049                 3,046

================================================================================
57  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------
$  4,000       Morgan Stanley Capital I, Inc. (b)           5.80% (h)     8/12/2041         $       4,296
   3,000       Morgan Stanley Capital I, Inc.               5.81         12/12/2049                 2,578
   5,000       Mortgage Capital Funding, Inc. (b)           7.09 (h)      6/18/2030                 4,951
   2,000       Prudential Mortgage Capital Funding, LLC
                  (b)                                       6.76          5/10/2034                 2,027
   4,081       Wachovia Bank Commercial Mortgage Trust
                  (b)                                       5.00          7/15/2041                 4,117
   5,500       Wachovia Bank Commercial Mortgage Trust
                  (b)                                       4.66          4/15/2042                 5,448
   3,000       Wachovia Bank Commercial Mortgage Trust
                  (b)                                       4.61          5/15/2044                 2,991
   4,500       Wachovia Bank Commercial Mortgage Trust      5.42          1/15/2045                 3,717
   4,000       Wachovia Bank Commercial Mortgage Trust
                  (b)                                       5.50         10/15/2048                 4,034
                                                                                          ---------------
                                                                                                  121,520
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   5,310       J.P. Morgan Chase Commercial Mortgage
                  Securities Corp., acquired
                  4/09/2009; cost $398(c)                   5.80          6/15/2049                   484
                                                                                          ---------------
               Total Financials                                                                   122,004
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $119,282)                              122,004
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(l)

               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   3,952       Government National Mortgage Assn.           1.75          7/16/2010                    58
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
      70       Government National Mortgage Assn. I         6.50          5/15/2023                    75
      65       Government National Mortgage Assn. I         6.50          4/15/2024                    70
      25       Government National Mortgage Assn. I         7.50          3/15/2017                    27
      36       Government National Mortgage Assn. I         7.50          3/15/2017                    39
       8       Government National Mortgage Assn. I         8.00          6/15/2016                     9
       5       Government National Mortgage Assn. I         8.00          9/15/2016                     5
      15       Government National Mortgage Assn. I         8.00         11/15/2016                    16
      28       Government National Mortgage Assn. I         8.00          3/15/2017                    31
       5       Government National Mortgage Assn. I         8.50          6/15/2016                     5
       5       Government National Mortgage Assn. I         8.50          6/15/2016                     6
      10       Government National Mortgage Assn. I         8.50          7/15/2016                    11
       2       Government National Mortgage Assn. I         8.50          9/15/2016                     2
      17       Government National Mortgage Assn. I         8.50         12/15/2016                    18
       9       Government National Mortgage Assn. I         8.50         12/15/2016                    10
       1       Government National Mortgage Assn. I         8.50          1/15/2017                     1
      15       Government National Mortgage Assn. I         8.50          1/15/2017                    16
       6       Government National Mortgage Assn. I         8.50          2/15/2017                     6
       2       Government National Mortgage Assn. I         9.00          6/15/2016                     2
       2       Government National Mortgage Assn. I         9.00          7/15/2016                     2
       1       Government National Mortgage Assn. I         9.00          8/15/2016                     1
       2       Government National Mortgage Assn. I         9.00          9/15/2016                     2
       2       Government National Mortgage Assn. I         9.00         10/15/2016                     2
      12       Government National Mortgage Assn. I         9.50          9/15/2016                    14
       3       Government National Mortgage Assn. I         9.50         11/15/2016                     3
      14       Government National Mortgage Assn. I         9.50         11/15/2016                    15
       2       Government National Mortgage Assn. I         9.50         11/15/2016                     3
      23       Government National Mortgage Assn. I         9.50          4/15/2017                    25
                                                                                          ---------------
                                                                                                      416
                                                                                          ---------------
               Total U.S. Government Agency Issues (cost: $437)                                       474
                                                                                          ---------------

================================================================================
                                                Portfolio of Investments  |  58

================================================================================

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------

               U.S. TREASURY SECURITIES (0.1%)

               NOTES (0.1%)
$    700       1.00%, 7/31/2011(m)(cost:  $700)                                             $         701
                                                                                          ---------------
               Total U.S. Treasury Securities (cost: $700)                                            701
                                                                                          ---------------

               MUNICIPAL BONDS (0.3%)

               CASINOS & GAMING (0.2%)
   2,000       Mashantucket (Western) Pequot Tribe
                  (b),(e)                                   5.91          9/01/2021                   945
   2,675       Seneca Nation of Indians Capital
                  Improvements Auth. (b)                    6.75         12/01/2013                 2,477
                                                                                          ---------------
                                                                                                    3,422
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
     569       California Maritime Infrastructure Auth.     6.63         11/01/2009                   570
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   1,710       Erie County Tobacco Asset Securitization
                  Corp. (b)                                 6.00          6/01/2028                 1,334
                                                                                          ---------------
               Total Municipal Bonds (cost: $6,908)                                                 5,326
                                                                                          ---------------
               Total Bonds
               (cost: $574,544)                                                                   577,909
                                                                                          ---------------


 NUMBER OF                                                 COUPON                                  MARKET
 SHARES          SECURITY                                   RATE           MATURITY           VALUE (000)
-----------------------------------------------------------------------------------------------------------

               MONEY MARKET INSTRUMENTS (1.0%)

               MONEY MARKET FUNDS (1.0%)
17,840,862    State Street Institutional Liquid Reserve Fund, 0.26% (n)                            17,841
                                                                                          ---------------

 PRINCIPAL                                                                                          MARKET
 AMOUNT                                                    COUPON                                    VALUE
 (000)         SECURITY                                     RATE          MATURITY                   (000)
-----------------------------------------------------------------------------------------------------------

               U.S. TREASURY BILLS (0.0%)
$    800       1.30%, 12/17/2009(m),(o)                                                               800
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $18,640)                                                                     18,641
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.9%)

               REPURCHASE AGREEMENTS (0.1%)
     600       Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/2009 and due
                  9/01/2009 at $600 (collateralized by $615 of Federal Home Loan
                  Bank(l),(+), 0.13%(o), due 10/28/2009; market value $615)                           600

================================================================================
59  |  USAA Cornerstone Strategy Fund

================================================================================

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                    COUPON                                   VALUE
 (000)         SECURITY                                     RATE          MATURITY                  (000)
-----------------------------------------------------------------------------------------------------------

$  1,000       Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2009 and due
                  9/01/2009 at $1,000 (collateralized by $1,021 of Federal Home
                  Loan Bank(l),(+), 0.10%(o), due 11/09/2009; market value $1,021)        $         1,000
                                                                                          ---------------
               Total Repurchase Agreements                                                          1,600
                                                                                          ---------------


 NUMBER OF                                                 COUPON                                  MARKET
 SHARES          SECURITY                                   RATE           MATURITY           VALUE (000)
----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.8%)
14,523,053     BlackRock Liquidity Funds TempFund, 0.22%(n)                                        14,523
                                                                                          ---------------
               Total Money Market Funds                                                            14,523
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $16,123)                                                   16,123
                                                                                          ---------------

               TOTAL INVESTMENTS (COST: $1,682,396)                                       $     1,774,674
                                                                                          ===============


 NUMBER                                                                                            MARKET
 OF                                                                                                 VALUE
 CONTRACTS     SECURITY                                                                             (000)
----------------------------------------------------------------------------------------------------------

               PURCHASED OPTIONS (0.3%)
   1,168       Put - On Russell 2000 Index expiring October 17, 2009 at 510                           853
   4,414       Put - On S&P 500 Index expiring October 17, 2009 at 910                              3,946
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
                (COST: $4,807)                                                          $           4,799
                                                                                          ===============


               WRITTEN OPTIONS (0.3%)
  (1,168)      Call - On Russell 2000 Index expiring October 17, 2009 at 610                         (933)
  (4,414)      Call - On S&P 500 Index expiring October 17, 2009 at 1080                           (4,275)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $5,208)                                             $          (5,208)
                                                                                          ===============

================================================================================
                                                 Portfolio of Investments  |  60

================================================================================

($ IN 000S)                                            VALUATION HIERARCHY

                                             (LEVEL1)         (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES        OTHER           SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT        UNOBSERVABLE
                                              MARKETS        OBSERVABLE            INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                         ASSETS                                             TOTAL
---------------------------------------------------------------------------------------------------------
  U.S. EQUITY SECURITIES:
     COMMON STOCKS                       $    602,353      $         --     $          --     $   602,353
     PREFERRED SECURITIES                       3,930             4,856                --           8,786
     WARRANTS                                      --                --                --              --
     EXCHANGE-TRADED FUNDS                     13,050                --                --          13,050
     HEDGE FUNDS                               43,779                --                --          43,779
  INTERNATIONAL EQUITY SECURITIES:
     COMMON STOCKS                            243,019            66,062                --         309,081
     PREFERRED SECURITIES                      13,422            14,643                --          28,065
     RIGHTS                                        --                 2                --               2
     EXCHANGE-TRADED FUNDS                     47,427                --                --          47,427
  PRECIOUS METALS AND MINERALS
  SECURITIES:
     GOLD                                      35,548                --                --          35,548
     PLATINUM GROUP METALS                      4,517             2,378                --           6,895
     SILVER                                     5,024               446                --           5,470
  REAL ESTATE EQUITY SECURITIES:
     COMMON STOCKS                             35,910                --                --          35,910
     EXCHANGE-TRADED FUNDS                     25,635                --                --          25,635
BONDS:
  CORPORATE OBLIGATIONS                            --           280,627             6,230         286,857
  EURODOLLAR AND YANKEE OBLIGATIONS                --            89,827                --          89,827
  ASSET-BACKED SECURITIES                          --            72,720                --          72,720
  COMMERCIAL MORTGAGE SECURITIES                   --           122,004                --         122,004
  U.S. GOVERNMENT AGENCY ISSUES                    --               474                --             474
  U.S. TREASURY SECURITIES                         --               701                --             701
  MUNICIPAL BONDS                                  --             5,326                --           5,326
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           17,841                --                --          17,841
  U.S. TREASURY BILLS                              --               800                --             800
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES
LOANED:
  REPURCHASE AGREEMENTS                            --             1,600                --           1,600
  MONEY MARKET FUNDS                           14,523                --                --          14,523
PURCHASED OPTIONS                               4,799                --                --           4,799
---------------------------------------------------------------------------------------------------------
         Total                           $  1,110,777       $   662,466     $       6,230    $  1,779,473
---------------------------------------------------------------------------------------------------------

                                             (LEVEL1)         (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES         OTHER          SIGNIFICANT
                                            IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                             MARKETS         OBSERVABLE           INPUTS
                                          FOR IDENTICAL         INPUTS
LIABILITIES                                LIABILITIES                                              TOTAL
----------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                          $     (5,208)      $        --     $          -- $        (5,208)
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
                                                           CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of May 31, 2009                                               $     -
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                           708
Net purchases (sales)                                                          -
Transfers in and/or out of Level 3                                         5,522
--------------------------------------------------------------------------------
Balance as of August 31, 2009                                             $6,230
--------------------------------------------------------------------------------

================================================================================
61  |  USAA Cornerstone Strategy Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================
                                        Notes to Portfolio of Investments  |  62

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

================================================================================
63  |  USAA Cornerstone Strategy Fund

================================================================================

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the

================================================================================
                                        Notes to Portfolio of Investments  |  64

================================================================================

writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================
65 |  USAA Cornerstone Strategy Fund

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending(Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $15,020,000. This amount excludes $18,000 of securities on loan which were sold prior to August 31, 2009.

H.  SUBSEQUENT  EVENTS -  Effective  August  31,  2009,  the Fund  adopted  FASB
Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

I. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $221,372,000 and $129,102,000, respectively, resulting in net unrealized appreciation of $92,270,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,769,407,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.3% of net assets at August 31, 2009.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.

================================================================================
                                        Notes to Portfolio of Investments  |  66

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

RIGHTS - enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           ETFs, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poors Depositary Receipts, which tracks the
               S&P 500 Index.  SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================
67  |  USAA Cornerstone Strategy Fund

================================================================================

SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2009.
(b) At August 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2009, was $44,356,000, which represented 2.5% of the Fund's net assets.
(d) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2009, as shown in the following table:


                                                                                                                      UNREALIZED
                                                                                             VALUE AT                APPRECIATION/
        TYPE OF FUTURE                       EXPIRATION     CONTRACTS   POSITION     TRADE DATE    AUGUST 31, 2009   (DEPRECIATION)
        ---------------------------------------------------------------------------------------------------------------------------
        SPI 200 Index Futures              September 2009       6         Long      $   522,000      $   567,000      $    45,000
        DJ Euro Stoxx 50 Index Futures     September 2009      46         Long        1,660,000        1,830,000          170,000
        Nikkei 225 Index Futures           September 2009       7         Long          359,000          366,000            7,000
        U.S. Treasury Notes 10Yr Futures   September 2009     (70)        Short      (8,160,000)      (8,205,000)         (45,000)
        ---------------------------------------------------------------------------------------------------------------------------
                                                                                    $(5,619,000)     $(5,442,000)     $   177,000
                                                                                    ============     ============     ============

(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2009.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
                                        Notes to Portfolio of Investments  |  68

================================================================================


(l) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(m) Securities with an aggregate market value of $1,501,000 are segregated as collateral for initial margin requirements on open futures contracts.
(n) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(o) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.

================================================================================
69  |  USAA Cornerstone Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.